UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7739

Harding, Loevner Funds, Inc.
(Exact name of registrant as specified in charter)

50 Division Street, Somerville, NJ			08876
(Address of principal executive offices)			(Zip code)

David R. Loevner, President 50 Division Street, Somerville, NJ 08876
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(877) 435-8105

Date of fiscal year end:	10/31/2008

Date of reporting period:	04/30/2008

Item 1. Reports to Stockholders.

Semi-Annual Report  April 30, 2008

Family of Mutual Funds

Investor Class

  ■  Emerging Markets Portfolio

  ■  International Equity Portfolio

  ■  International Small Companies Portfolio

  ■  Global Equity Portfolio

Harding, Loevner Funds, Inc.
P.O. Box 642, OPS 22
Boston, MA 02117-0642

1.877.435.8105 • www.hardingloevner.com

Harding, Loevner Funds, Inc.

Table of Contents

Expense Example	3

Performance Information and Statements of Net Assets

Emerging Market Portfolio	4

International Equity Portfolio	9

International Small Companies Portfolio	14

Global Equity Portfolio	19

Statements of Operations	23

Statements of Changes in Net Assets	25

Financial Highlights	29

Notes to Financial Statements	33

Approval of Investment Adviser Agreement for International Small Companies Portfolio	40

Supplemental Information	42

For use only when preceded or accompanied by a prospectus. Read the prospectus carefully before you invest or send money.

Harding, Loevner Funds, Inc.

Expense Example

April 30, 2008 (unaudited)

As a shareholder of a Harding Loevner Portfolio, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2007 and held for the entire six month period from November 1, 2007 to April 30, 2008 for the Emerging Markets Portfolio, International Equity Portfolio, Investor Class and International Small Companies from November 1, 2007 to April 30, 2008.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2007 to April 30, 2008)
Emerging Markets Portfolio
Actual	$1,000.00	$922.80	1.58%	$7.54
Hypothetical (5% annual return before expenses)	1,000.00	1,017.02	1.58%	7.91
International Equity Portfolio, Investor Class
Actual	1,000.00	964.30	1.22%	5.97
Hypothetical (5% annual return before expenses)	1,000.00	1,018.78	1.22%	6.14
International Small Companies Portfolio
Actual	1,000.00	844.20	1.75%	8.02
Hypothetical (5% annual return before expenses)	1,000.00	1,016.16	1.75%	8.77
Global Equity Portfolio
Actual	1,000.00	942.80	1.25%	6.04
Hypothetical (5% annual return before expenses)	1,000.00	1,018.65	1.25%	6.27

*  Expenses are calculated using each Portfolio's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (182 days), and divided by the number of days in the year (366 days).

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Statement of Net Assets
April 30, 2008 (unaudited)

Industry	Percentage of Net Assets
Airlines	0.6%
Automotive	0.8
Banks	12.4
Beverages, Food & Tobacco	3.7
Chemicals	4.5
Commercial Services & Supplies	6.7
Communications	10.4
Electric Utilities	2.5
Electrical Equipment	7.8
Energy Equipment & Services	2.7
Engineering & Construction	1.0
Financial Services	3.3
Food Retailers	2.0
Forest Products & Paper	1.4
Home Construction, Furnishings & Appliances	2.8
Insurance	1.7
Media	0.8
Metals & Mining	9.3
Oil & Gas	13.6
Pharmaceuticals	1.9
Real Estate	1.2
Retailers	1.1
Semiconductors	1.0
Textiles & Apparel	1.1
Transportation	3.9
Total Investments	98.2
Other Assets Less Liabilities	1.8
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Statement of Net Assets
April 30, 2008 (unaudited) (continued)

	Shares	Value (1)
Common Stocks - 97.6%
Brazil - 16.1%
All America Latina Logistica SA (Transportation)	1,813,300	$23,672,608
Anhanguera Educacional Participacoes SA (Commercial Services & Supplies)	581,353	9,688,051
Aracruz Celulose SA - Sponsored ADR (Forest Products & Paper)†	403,971	32,560,063
Banco Itau Holding Financeira SA - ADR (Banks)†	1,613,752	45,265,744
Companhia de Bebidas das Americas - Preferred ADR (Beverages, Food & Tobacco)	270,700	19,842,310
Companhia Vale do Rio Doce - ADR (Metals & Mining)†	2,287,100	89,379,868
Cyrela Brazil Realty SA (Real Estate)	1,735,092	28,946,036
Petroleo Brasileiro SA - ADR (Oil & Gas)†	759,342	92,199,306
Usinas Siderurgicas de Minas Gerais SA (Metals & Mining)	401,550	20,534,081
Wilson Sons Ltd. - ADR (Commercial Services & Supplies)*	872,606	10,499,410
		372,587,477
Chile - 1.4%
Banco Santander - ADR (Banks)†	363,744	19,103,835
Lan Airlines SA - Sponsored ADR (Airlines)†	973,000	12,872,790
		31,976,625
China - 12.1%
ASM Pacific Technology Ltd. (Electrical Equipment)†	2,990,500	20,386,201
China Communications Construction Co., Ltd. - Class H (Engineering & Construction)	9,748,000	23,202,359
China Mengniu Dairy Co., Ltd. (Food Retailers)	5,732,000	17,232,112
China Merchants Holdings International Co., Ltd. (Transportation)	7,343,600	37,479,174
China Mobile Ltd. - Sponsored ADR (Communications)†	722,461	62,362,833
China Petroleum & Chemical Corp. - ADR (Oil & Gas)†	199,647	21,464,049
China Resources Enterprise (Financial Services)	7,226,000	26,381,494
China Shenhua Energy Co., Ltd. - Class H (Energy Equipment & Services)	10,098,000	46,627,563
Jiangsu Expressway Co., Ltd. - Class H (Commercial Services & Supplies)	26,454,000	24,665,085
		279,800,870
Colombia - 0.8%
BanColombia SA - Sponsored ADR (Banks)†	484,000	19,321,280
Czech Republic - 1.6%
CEZ (Electric Utilities)*	493,100	36,613,102
Egypt - 2.0%
Orascom Construction Industries (Commercial Services & Supplies)	292,890	47,140,956
India - 7.5%
Bharti Airtel-Ventures Ltd. (Communications)*	2,387,608	53,072,337
Container Corp. of India Ltd. (Transportation)	553,232	11,751,980
HDFC Bank Ltd. - ADR (Banks)†	277,797	31,335,502
ICICI Bank Ltd. (Banks)	869,700	18,825,977
ICICI Bank Ltd. - Sponsored ADR (Banks)	140,000	6,242,600
Larsen & Toubro Ltd. (Commercial Services & Supplies)	294,000	21,747,576
NTPC Ltd. (Electric Utilities)	4,592,500	22,256,343
Power Finance Corp. (Financial Services)	1,793,600	7,203,086
		172,435,401
Indonesia - 3.3%
PT Bank Danamon Indonesia Tbk (Banks)	27,284,000	16,801,208
PT Bank Rakyat Indonesia (Banks)	28,342,500	18,219,638

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Statement of Net Assets
April 30, 2008 (unaudited) (continued)

	Shares	Value (1)
Indonesia (continued)
PT Bumi Resources Tbk (Energy Equipment & Services)	22,588,000	$16,214,785
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	637,750	24,757,455
		75,993,086
Israel - 4.5%
Israel Chemicals Ltd. (Chemicals)	4,354,900	79,879,372
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	534,100	24,985,198
		104,864,570
Luxembourg - 0.8%
Millicom International Cellular SA (Communications)†,*	177,600	19,182,576
Malaysia - 3.1%
IOI Corp. Berhad (Chemicals)	10,186,000	23,557,745
MISC Berhad (Transportation)	6,017,900	17,510,538
Sime Darby Berhad (Commercial Services & Supplies)*	10,221,139	31,108,323
		72,176,606
Mexico - 4.6%
America Movil SA de CV, Series L - ADR (Communications)	555,200	32,179,392
Grupo Financiero Banorte SA de CV, Class O (Financial Services)†	6,449,540	28,476,053
Urbi Desarrollos Urbanos SA de CV (Home Construction, Furnishings & Appliances)†,*	6,935,700	22,251,107
Wal-Mart de Mexico SA de CV - Sponsored ADR (Retailers)	597,307	24,489,587
		107,396,139
Philippines - 0.4%
Philippine Long Distance Telephone Co. - Sponsored ADR (Communications)†	137,115	8,377,727
Poland - 3.3%
Bank Pekao SA (Banks)#	133,300	11,625,294
Central European Distribution Corp. (Beverages, Food & Tobacco)†,*	746,900	45,501,148
TVN SA (Media)	1,753,507	17,948,283
		75,074,725
Russia - 10.8%
Evraz Group SA - GDR, Reg. S (Metals & Mining)	575,300	59,341,606
Lukoil - Sponsored ADR (Oil & Gas)†	513,502	46,369,231
OAO Gazprom - Sponsored ADR, Reg S (Oil & Gas)	1,440,595	76,483,692
Sberbank of Russia (Banks)	7,033,900	22,779,721
Vimpel-Communications - Sponsored ADR (Communications)†	537,000	16,195,920
Wimm-Bill-Dann Foods - ADR (Food Retailers)	137,149	16,691,033
X 5 Retail Group NV - GDR (Food Retailers)*	361,800	12,570,852
		250,432,055
South Africa - 8.0%
Barloworld Ltd. (Home Construction, Furnishings & Appliances)	1,674,000	24,428,828
Impala Platinum Holdings Ltd. (Metals & Mining)	1,109,416	45,417,479
MTN Group Ltd. (Communications)	1,317,500	25,016,298
SABMiller plc (Beverages, Food & Tobacco)†	836,700	19,353,642
Sasol Ltd. (Oil & Gas)	790,820	44,879,658
Standard Bank Group Ltd. (Banks)	672,757	7,967,763
Steinhoff International Holdings Ltd. (Home Construction, Furnishings & Appliances)	7,686,463	18,823,506
		185,887,174
South Korea - 7.0%
Hankook Tire Co., Ltd. (Automotive)	1,180,000	18,076,505
Kookmin Bank - Sponsored ADR (Banks)	284,528	19,845,828

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Statement of Net Assets
April 30, 2008 (unaudited) (continued)

	Shares	Value (1)
South Korea (continued)
MegaStudy Co., Ltd. (Commercial Services & Supplies)	33,100	$10,877,599
Samsung Electronics Co., Ltd., GDR, Reg S (Electrical Equipment)	162,311	57,285,900
Samsung Electronics Co., Ltd., GDR, Reg S (Electrical Equipment)	56,559	14,305,352
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	185,700	40,433,494
		160,824,678
Taiwan - 6.0%
Delta Electronics (Electrical Equipment)	8,710,929	26,031,565
Far Eastern Textile Ltd. (Textiles & Apparel)	15,125,000	25,324,451
MediaTek Inc. (Semiconductors)	1,815,000	23,462,750
Synnex Technology International Corp. (Electrical Equipment)	12,185,000	32,511,493
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	13,908,158	30,307,789
		137,638,048
Thailand - 2.1%
PTT Exploration & Production PCL (Oil & Gas)	3,548,200	18,574,620
Siam Commercial Bank-Alien (Banks)†	11,005,500	30,888,978
		49,463,598
Turkey - 1.4%
Haci Omer Sabanci Holding AS (Financial Services)	3,824,700	14,258,413
Turkiye Is Bankasi (Banks)	3,953,698	18,107,289
		32,365,702
United Kingdom - 0.8%
Hikma Pharmaceuticals plc (Pharmaceuticals)	1,977,200	18,307,654
Total Common Stocks (Cost $1,424,420,142)		2,257,860,049
Preferred Stocks - 0.6%
Russia - 0.6%
Oil & Gas - 0.6%
Transneft (Oil & Gas)	12,210	15,003,702
Total Preferred Stocks (Cost $16,643,081)		15,003,702
Total Investments - 98.2% (Cost $1,441,063,223)		$2,272,863,751

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Statement of Net Assets
April 30, 2008 (unaudited) (continued)

Value (1)
Liabilities, Net of Other Assets - 1.76%
Cash	$47,920,834
Receivable for securities sold	1,302,602
Dividends and interest receivable	5,934,241
Foreign currency (cost $870,011)	871,033
Receivable for Fund shares sold	3,890,235
Tax reclaim receivable	32,746
Prepaid expenses	14,201
Payable to Investment Advisor	(1,912,310)
Payable for securities purchased	(11,757,290)
Payable for Fund shares redeemed	(1,603,212)
Other liabilities	(3,918,413)
40,774,667
Net Assets - 100%
Applicable to 41,437,832 outstanding $.001 par value shares (authorized 500,000,000 shares)	$2,313,638,418
Net Asset Value, Offering Price and Redemption Price Per Share	$55.83
Components of Net Assets as of April 30, 2008 were as follows:
Paid-in capital	$1,391,329,030
Accumulated undistributed net investment income	34,720,008
Accumulated undistributed net realized gain on investments and foreign currency-related transactions	58,749,280
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies (Note 4)	828,840,100
$2,313,638,418

Summary of Abbreviations

ADR  American Depository Receipt

GDR  Global Depositary Receipt

Reg S  Security sold outside United States without registration under the Securities Act of 1933.

(1)  See Note 2 to Financial Statements.

*  Non-income producing security.

†  All or a portion of this security was out on loan at April 30, 2008; the value of the securities loaned amounted to $281,645,339. The value of collateral amounted to $292,055,625 which consisted of cash and cash equivalents.

#  Security valued at fair value as determined in good faith by or under the direction of the Board of Directors.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
April 30, 2008 (unaudited)

Industry	Percentage of Net Assets
Banks	10.6%
Beverages, Food & Tobacco	14.0
Chemicals	5.3
Commercial Services & Supplies	9.9
Communications	3.8
Computer Software & Processing	2.7
Computers & Information	0.6
Electrical Equipment	13.3
Financial Services	2.8
Health Care Providers & Services	2.2
Heavy Machinery	4.2
Insurance	1.4
Medical Supplies	6.8
Oil & Gas	14.9
Pharmaceuticals	2.4
Real Estate	1.3
Retailers	1.9
Total Investments	98.1
Other Assets Less Liabilities	1.9
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
April 30, 2008 (unaudited) (continued)

	Shares	Value (1)
Common Stocks - 97.3%
Australia - 2.0%
Cochlear Ltd. (Medical Supplies)	129,710	$6,954,328
Austria - 1.8%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	84,820	6,315,190
Bermuda - 3.8%
Bunge Ltd. (Beverages, Food & Tobacco)†	113,180	12,912,706
Canada - 6.1%
EnCana Corp. (Oil & Gas)	127,932	10,338,185
Imperial Oil Ltd. (Oil & Gas)	181,040	10,598,082
		20,936,267
France - 12.4%
Air Liquide (Chemicals)†	78,184	11,724,262
Dassault Systemes SA (Computer Software & Processing)	149,100	9,361,553
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	56,830	6,493,870
Schlumberger Ltd. (Oil & Gas)	76,100	7,651,855
Schneider Electric SA (Electrical Equipment)†	57,950	7,088,250
		42,319,790
Germany - 4.0%
Fresenius AG (Health Care Providers & Services)	54,370	4,606,352
Qiagen NV (Commercial Services & Supplies)†,*	397,820	8,930,626
		13,536,978
Hong Kong - 3.0%
Hutchison Whampoa Ltd. (Commercial Services & Supplies)	459,000	4,495,436
Li & Fung Ltd. (Commercial Services & Supplies)	1,408,200	5,792,320
		10,287,756
Indonesia - 1.6%
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	141,040	5,475,173
Japan - 15.0%
Fanuc Ltd. (Electrical Equipment)	59,400	6,291,307
Hirose Electric Co., Ltd. (Electrical Equipment)†	32,000	3,810,288
Hoya Corp. (Electrical Equipment)	155,100	4,315,306
JSR Corp. (Chemicals)	284,000	6,372,997
Keyence Corp. (Electrical Equipment)	28,765	7,363,680
Kubota Corp. (Heavy Machinery)	977,300	6,885,561
Monex Beans Holdings Inc. (Computers & Information)†	3,410	1,984,239
Nomura Holdings Inc. (Financial Services)	305,000	5,310,460
Sumitomo Realty & Development Co., Ltd. (Real Estate)	182,000	4,513,659
Yokogawa Electric Corp. (Electrical Equipment)†	405,700	4,440,525
		51,288,022
Malaysia - 2.1%
Sime Darby Berhad (Commercial Services & Supplies)*	2,337,710	7,114,886

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
April 30, 2008 (unaudited) (continued)

	Shares	Value (1)
Mexico - 4.1%
America Movil SA de CV, Series L - ADR (Communications)	126,600	$7,337,736
Wal-Mart de Mexico SA de CV - Sponsored ADR (Retailers)	162,020	6,642,820
		13,980,556
Poland - 1.2%
Bank Pekao SA (Banks)#	47,560	4,151,457
Russia - 1.7%
OAO Gazprom - Sponsored ADR, Reg S (Oil & Gas)	110,170	5,849,117
Singapore - 2.4%
DBS Group Holdings Ltd. (Banks)†	267,083	3,899,409
Olam International Ltd. (Beverages, Food & Tobacco)	2,162,900	4,251,918
		8,151,327
South Africa - 2.5%
Sasol Ltd. (Oil & Gas)	153,420	8,706,706
South Korea - 1.8%
Samsung Electronics Co., Ltd., GDR, Reg S (Electrical Equipment)	17,920	6,324,669
Spain - 2.9%
Banco Santander Central Hispano SA (Banks)	458,610	9,923,368
Sweden - 3.7%
Atlas Copco AB - Class A (Heavy Machinery)†	464,200	7,466,462
Skandinaviska Enskilda Banken AB, Class A (Banks)	209,200	5,071,922
		12,538,384
Switzerland - 12.6%
Alcon Inc. (Medical Supplies)†	47,820	7,555,560
Nestle SA - ADR (Beverages, Food & Tobacco)	76,820	9,103,170
Nobel Biocare Holding AG (Medical Supplies)†	102,600	3,707,860
Roche Holding AG - Genusschein (Pharmaceuticals)	50,050	8,334,296
Swiss Re - Registered (Insurance)	58,650	4,877,577
Synthes Inc. (Medical Supplies)	36,920	5,061,182
UBS AG - Registered (Financial Services)	121,630	205,426
UBS AG - Registered (Financial Services)	121,630	4,089,286
		42,934,357
Taiwan - 1.7%
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	2,666,271	5,810,171
United Kingdom - 10.9%
BG Group plc (Oil & Gas)	326,180	7,931,307
Standard Chartered plc (Banks)	190,310	6,743,088
Tesco plc (Beverages, Food & Tobacco)	1,187,180	10,034,227
Unilever plc (Beverages, Food & Tobacco)	152,425	5,131,776
WPP Group plc (Commercial Services & Supplies)	606,720	7,399,804
		37,240,202
Total Common Stocks (Cost $201,317,585)		332,751,410

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
April 30, 2008 (unaudited) (continued)

	Shares	Value (1)
Preferred Stocks - 0.9%
Germany - 0.9%
Fresenius AG (Health Care Providers & Services)	35,080	$2,909,498
Total Preferred Stocks (Cost $2,528,985)		2,909,498
Total Investments - 98.2% (Cost $203,846,570)		$335,660,908

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
April 30, 2008 (unaudited) (continued)

Value (1)
Liabilities, Net of Other Assets 1.85%
Cash	$4,808,771
Dividends and interest receivable	1,586,129
Foreign currency (cost $53,481)	54,938
Receivable for Fund shares sold	58,502
Tax reclaim receivable	208,479
Prepaid expenses	4,482
Payable to Investment Advisor	(205,258)
Payable for Fund shares redeemed	(26,206)
Payable for distribution fees	(9,632)
Other liabilities	(153,568)
6,326,637
Net Assets - 100%
Investor Class
Applicable to 898,682 outstanding $.001 par value shares (authorized 250,000,000 shares)	$17,184,255
Net Asset Value, Offering Price and Redemption Price Per Share	$19.12
Institutional Class
Applicable to 16,962,700 outstanding $.001 par value shares (authorized 250,000,000 shares)	$324,803,290
Net Asset Value, Offering Price and Redemption Price Per Share	$19.15
Components of Net Assets as of April 30, 2008 were as follows:
Paid-in capital	$178,306,499
Accumulated undistributed net investment income	1,318,914
Accumulated undistributed net realized gain on investments and foreign currency-related transactions	30,536,917
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies (Note 4)	131,825,215
$341,987,545

Summary of Abbreviations

ADR  American Depository Receipt

GDR  Global Depositary Receipt

Reg S  Security sold outside United States without registration under the Securities Act of 1933.

(1)  See Note 2 to Financial Statements.

#  Security valued at fair value as determined in good faith by or under the direction of the Board of Directors.

*  Non-income producing security.

†  All or a portion of this security was out on loan at April 30, 2008; the value of the securities loaned amounted to $53,947,889. The value of collateral amounted to $62,566,010 which consisted of cash and cash equivalents.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Statement of Net Assets
April 30, 2008 (unaudited)

Industry	Percentage of Net Assets
Aerospace & Defense	0.9%
Automotive	3.5
Banks	1.3
Beverages, Food & Tobacco	10.6
Building Materials	0.9
Chemicals	8.9
Commercial Services & Supplies	10.5
Communications	1.2
Computers & Information	1.2
Cosmetics & Personal Care	2.3
Electrical Equipment	12.8
Environmental Controls	1.7
Financial Services	3.1
Forest Products & Paper	1.1
Heavy Machinery	7.4
Household Products	1.1
Industrial - Diversified	6.1
Insurance	1.5
Media	1.4
Medical Supplies	5.9
Metals & Mining	0.7
Oil & Gas	1.4
Packaging & Containers	1.6
Pharmaceuticals	4.3
Retailers	2.8
Textiles & Apparel	4.1
Total Investments	98.3
Other Assets Less Liabilities	1.7
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Statement of Net Assets
April 30, 2008 (unaudited) (continued)

	Shares	Value (1)
Common Stocks - 97.1%
Australia - 4.1%
Bradken Ltd. (Heavy Machinery)	10,700	$83,023
Great Southern Ltd. (Forest Products & Paper)	36,927	53,864
SAI Global Ltd. (Media)	26,800	73,336
		210,223
Austria - 3.1%
BWT AG (Environmental Controls)	1,986	86,482
Semperit AG Holding (Industrial - Diversified)	1,760	72,455
		158,937
Belgium - 1.4%
Sioen Industries NV (Textiles & Apparel)	4,760	72,150
Canada - 2.8%
GLV, Inc. - Class A (Heavy Machinery) (1)	5,400	75,067
Laurentian Bank of Canada (Banks)	1,600	67,060
		142,127
China - 4.5%
Changmao Biochemical Engineering Co., Ltd. - Class H (Chemicals)	456,000	70,224
Chen Hsong Holdings Ltd. (Heavy Machinery)	112,000	51,469
CHT Holdings Ltd. (Household Products)	249,000	56,923
Dalian Refrigeration Co., Ltd. (Heavy Machinery)	76,000	50,321
		228,937
Denmark - 2.8%
NKT Holding A/S (Industrial - Diversified)	725	58,643
Topsil Semiconductor Materials (Electrical Equipment)†,(1)	280,000	81,789
		140,432
Finland - 2.4%
Vacon Oyj (Electrical Equipment)	1,437	65,985
Vaisala Oyj, Class A (Electrical Equipment)	1,273	57,551
		123,536
France - 5.9%
Boiron SA (Pharmaceuticals)	2,628	77,767
Robertet SA (Cosmetics & Personal Care)	340	44,902
Societe Industrielle D'Aviations Latecoere SA (Aerospace & Defense)	2,010	43,808
Toupargel-Agrigel (Beverages, Food & Tobacco)	1,896	56,034
Vilmorin & Cie (Beverages, Food & Tobacco)	410	76,197
		298,708
Germany - 5.2%
Bijou Brigitte Modische Accessoires AG (Retailers)	482	69,796
Carl Zeiss Meditec AG (Medical Supplies)	3,570	51,967
Drillisch AG (Communications) (1)	10,510	63,694
Gerresheimer AG (Packaging & Containers) (1)	1,420	79,345
		264,802
Hong Kong - 4.7%
Mainland Headwear Holdings Ltd. (Textiles & Apparel)	252,800	37,651
Pico Far East Holdings Ltd. (Commercial Services & Supplies)	224,000	31,747
Top Form International Ltd. (Textiles & Apparel)	540,000	42,281
Wasion Meters Group Ltd. (Electrical Equipment)	116,000	59,565
Yip's Chemical Holdings Ltd. (Chemicals)	100,000	70,319
		241,563

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Statement of Net Assets
April 30, 2008 (unaudited) (continued)

	Shares	Value (1)
Italy - 6.0%
Cembre S.p.A (Electrical Equipment)	7,580	$67,883
Marazzi Group S.p.A (Building Materials)	6,000	48,053
Marr S.p.A (Commercial Services & Supplies)	6,163	65,046
SABAF S.p.A (Electrical Equipment)	1,966	61,177
Sol S.p.A (Chemicals)	9,141	65,060
		307,219
Japan - 17.5%
AISAN INDUSTRY Co., Ltd. (Automotive)	5,400	52,494
Asahi Diamond Industrial Co., Ltd. (Electrical Equipment)	9,000	62,397
ASKUL Corp. (Retailers)	3,000	70,775
C. Uyemura & Co., Ltd. (Chemicals)	1,300	49,810
Daiseki Co., Ltd. (Commercial Services & Supplies)	2,480	74,692
Fidec Corp. (Financial Services)	50	28,616
LINTEC Corp. (Chemicals)	4,100	53,298
MIURA Co., Ltd. (Heavy Machinery)	2,700	69,403
NAKANISHI Inc. (Medical Supplies)	600	60,651
Pasona Inc. (Commercial Services & Supplies)	53	37,918
PIGEON Corp. (Cosmetics & Personal Care)	3,900	71,545
Stella Chemifa Corp. (Chemicals)†	2,800	61,945
TSUMURA & Co. (Pharmaceuticals)	3,000	72,780
VIC TOKAI Corp. (Computers & Information)	12,400	63,257
Yamatake Corp. (Electrical Equipment)	2,200	63,897
		893,478
Malaysia - 6.4%
Kotra Industries Berhad (Pharmaceuticals)	328,300	67,551
MNRB Holdings Berhad (Insurance)	50,000	77,208
Supermax Corp. Berhad (Industrial - Diversified)	104,200	57,374
United Plantations Berhad (Beverages, Food & Tobacco)	20,700	91,191
YLI Holdings Berhad (Metals & Mining)	74,500	33,930
		327,254
Mexico - 1.4%
Gruma SA de CV, Class B (Beverages, Food & Tobacco)	25,279	69,893
Netherlands - 2.8%
Brunel International (Commercial Services & Supplies)	2,527	60,508
Kas Bank NV (Financial Services)	1,978	83,606
		144,114
New Zealand - 1.5%
Sanford Ltd. (Beverages, Food & Tobacco)	21,153	75,492
Singapore - 4.0%
Goodpack Ltd. (Commercial Services & Supplies)	55,000	71,125
KS Energy Services Ltd. (Oil & Gas)	58,000	73,318
Tat Hong Holdings Ltd. (Commercial Services & Supplies)	36,000	56,902
		201,345
South Korea - 1.6%
Han Kuk Carbon Co., Ltd. (Chemicals) (1)	13,100	80,508
Spain - 0.9%
Construcciones y Auxiliar de Ferrocarriles SA (Heavy Machinery)	106	46,557

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Statement of Net Assets
April 30, 2008 (unaudited) (continued)

	Shares	Value (1)
Sweden - 3.6%
Cloetta Fazer AB, Class B (Beverages, Food & Tobacco)	1,850	$69,406
KABE Husvagnar AB, Class B (Industrial - Diversified)	4,200	63,270
Mekonomen AB (Automotive)	3,200	51,722
		184,398
Switzerland - 1.4%
Lem Holding SA (Electrical Equipment)	246	70,327
Taiwan - 3.8%
K Laser Technology, Inc. (Electrical Equipment)	70,000	62,491
Nak Sealing Technologies Corp. (Automotive)	56,000	73,870
Taiwan Paiho Ltd. (Industrial - Diversified)	54,900	59,285
		195,646
Thailand - 1.0%
Khon Kaen Sugar Industry plc (Beverages, Food & Tobacco)	102,300	48,069
United Kingdom - 8.3%
Alexandra plc (Textiles & Apparel)	41,445	55,623
Corin Group plc (Medical Supplies)	4,787	45,698
Hamworthy KSE (Commercial Services & Supplies)	6,652	64,811
PayPoint plc (Financial Services)	4,397	47,472
Robert Wiseman Dairies plc (Beverages, Food & Tobacco)	5,551	55,296
RPS Group plc (Commercial Services & Supplies)	11,326	71,843
Synergy Healthcare plc (Medical Supplies)	6,313	80,348
		421,091
Total Common Stocks (Cost $5,512,077)		4,946,806
Preferred Stocks - 1.2%
Germany - 1.2%
Draegerwerk AG (Medical Supplies)	902	60,840
Total Preferred Stocks (Cost $77,783)		60,840
Total Investments - 98.3% (Cost $5,589,860)		$5,007,646

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Statement of Net Assets
April 30, 2008 (unaudited) (continued)

Value (1)
Liabilities, Net of Other Assets 1.75%
Cash	$101,100
Dividends and interest receivable	21,017
Foreign currency (cost $2,507)	2,658
Tax reclaim receivable	772
Prepaid expenses	61
Payable to Investment Advisor	(3,886)
Payable for distribution fees	(7,201)
Other liabilities	(25,510)
89,011
Net Assets - 100%
Investor Class
Applicable to 521,783 outstanding $.001 par value shares (authorized 250,000,000 shares)	$5,096,657
Net Asset Value, Offering Price and Redemption Price Per Share	$9.77
Components of Net Assets as of April 30, 2008 were as follows:
Paid-in capital	$5,656,500
Accumulated undistributed net investment income	2,616
Accumulated undistributed net realized gain on investments and foreign currency-related transactions	21,858
Net unrealized appreciation (depreciation) on assets and liabilities denominated in foreign currencies (Note 4)	(584,317)
$5,096,657

Summary of Abbreviations

(1)  Non-income producing security.

†  All or a portion of this security was out on loan at April 30, 2008 the value of the securities loaned amounted to $84,549. The value of collateral amounted to $93,125 which consisted of cash equivalents.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Statement of Net Assets
April 30, 2008 (unaudited)

Industry	Percentage of Net Assets
Banks	5.1%
Beverages, Food & Tobacco	6.2
Chemicals	6.2
Commercial Services & Supplies	6.2
Communications	7.2
Computer Software & Processing	5.8
Computers & Information	2.4
Cosmetics & Personal Care	3.6
Electrical Equipment	7.4
Financial Services	2.3
Heavy Machinery	2.6
Industrial - Diversified	4.4
Insurance	2.6
Internet	1.3
Media	1.0
Medical Supplies	5.8
Metals & Mining	2.1
Oil & Gas	13.4
Pharmaceuticals	6.8
Real Estate	1.3
Retailers	1.7
Semiconductors	1.2
Transportation	2.5
Total Investments	99.1
Other Assets Less Liabilities	0.9
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Statement of Net Assets
April 30, 2008 (unaudited) (continued)

	Shares	Value (1)
Common Stocks - 99.1%
Australia - 3.4%
Cochlear Ltd. (Medical Supplies)	10,230	$548,475
Rio Tinto Ltd. (Metals & Mining)†	6,600	847,098
		1,395,573
Austria - 1.3%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	7,220	537,558
Canada - 2.7%
EnCana Corp. (Oil & Gas)	13,970	1,128,916
China - 2.5%
China Merchants Holdings International Co., Ltd. (Transportation)	198,000	1,010,523
France - 10.4%
Air Liquide (Chemicals)	4,345	651,564
Dassault Systemes SA (Computer Software & Processing)	11,650	731,469
L'Oreal SA (Cosmetics & Personal Care)†	7,760	920,898
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	3,584	409,538
Schlumberger Ltd. (Oil & Gas)	15,450	1,553,498
		4,266,967
Germany - 2.6%
Qiagen NV (Commercial Services & Supplies)*	47,550	1,067,446
Hong Kong - 2.3%
Li & Fung Ltd. (Commercial Services & Supplies)	229,800	945,232
Indonesia - 1.2%
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	12,980	503,884
Japan - 10.1%
Fanuc Ltd. (Electrical Equipment)	3,400	360,108
JSR Corp. (Chemicals)	33,400	749,500
Keyence Corp. (Electrical Equipment)	4,560	1,167,335
Monex Beans Holdings Inc. (Computers & Information)†	676	393,356
Nomura Holdings Inc. (Financial Services)	36,200	630,291
Sumitomo Realty & Development Co., Ltd. (Real Estate)	22,000	545,607
Yokogawa Electric Corp. (Electrical Equipment)	26,000	284,579
		4,130,776
Malaysia - 1.3%
Sime Darby Berhad (Commercial Services & Supplies)*	169,457	515,747
Mexico - 1.6%
America Movil SA de CV, Series L - ADR (Communications)	11,400	660,744
Russia - 2.0%
OAO Gazprom - Sponsored ADR (Oil & Gas)	15,300	812,303
Singapore - 1.7%
Olam International Ltd. (Beverages, Food & Tobacco)†	362,100	711,831

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Statement of Net Assets
April 30, 2008 (unaudited) (continued)

	Shares	Value (1)
South Africa - 1.9%
Sasol Ltd. (Oil & Gas)	13,580	$770,676
Switzerland - 7.6%
Alcon Inc. (Medical Supplies)	4,330	684,140
Nestle SA - Sponsored ADR (Beverages, Food & Tobacco)	7,390	875,715
Novartis AG - Registered (Pharmaceuticals)	7,620	386,964
Roche Holding AG - Genusschein (Pharmaceuticals)	2,350	391,321
Swiss Re - Registered (Insurance)	5,100	424,137
Synthes Inc. (Medical Supplies)	2,750	376,984
		3,139,261
Taiwan - 1.2%
MediaTek Inc. (Semiconductors)	38,000	491,231
United Kingdom - 3.6%
Pearson plc (Media)	31,000	399,720
Standard Chartered plc (Banks)	30,100	1,066,507
		1,466,227
United States - 41.7%
3M Co. (Industrial - Diversified)	12,960	996,624
Abbott Laboratories (Pharmaceuticals)	15,100	796,525
Air Products & Chemicals Inc. (Chemicals)	5,050	497,072
American International Group (Insurance)	14,100	651,420
Automatic Data Processing Inc. (Computer Software & Processing)	8,370	369,954
Caterpillar Inc. (Heavy Machinery)	13,190	1,079,997
Cisco Systems Inc. (Communications)†,*	47,215	1,210,593
Colgate-Palmolive Co. (Cosmetics & Personal Care)	7,750	547,925
eBay Inc. (Computers & Information)*	18,250	571,042
Electronic Arts Inc. (Computer Software & Processing)*	14,260	733,962
Emerson Electric Co. (Electrical Equipment)	23,520	1,229,155
Exxon Mobil Corp. (Oil & Gas)	13,160	1,224,801
Fortress Investment Group LLC - Class A (Financial Services)†	20,800	303,680
Genentech Inc. (Pharmaceuticals)*	3,960	270,072
General Electric Co. (Industrial - Diversified)	25,340	828,618
Google Inc. - Class A (Internet)*	927	532,367
Medco Health Solutions Inc. (Pharmaceuticals)*	18,768	929,767
Medtronic Inc. (Medical Supplies)	16,120	784,722
Oracle Corp. (Computer Software & Processing)*	27,110	565,244
Praxair Inc. (Chemicals)	7,220	659,258
Qualcomm Inc. (Communications)	13,250	572,267
The Coca-Cola Company (Beverages, Food & Tobacco)	9,330	549,257
Walgreen Co. (Retailers)	20,150	702,227
Wells Fargo & Co. (Banks)	16,750	498,313
		17,104,862
Total Common Stocks (Cost $28,810,431)		40,659,757
Total Investments - 99.1% (Cost $28,810,431)		$40,659,757

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Statement of Net Assets
April 30, 2008 (unaudited) (continued)

Value (1)
Liabilities, Net of Other Assets - 0.92%
Cash	$484,248
Dividends and interest receivable	100,624
Foreign currency (cost $11,865)	12,333
Receivable for Fund shares sold	65,290
Tax reclaim receivable	12,266
Prepaid expenses	436
Payable to Investment Advisor	(29,590)
Payable for securities purchased	(172,278)
Payable for Fund shares redeemed	(50,000)
Other liabilities	(46,586)
376,743
Net Assets - 100%
Institutional Class
Applicable to 1,680,126 outstanding $.001 par value shares (authorized 500,000 shares)	$41,036,500
Net Asset Value, Offering Price and Redemption Price Per Share	$24.42
Components of Net Assets as of April 30, 2008 were as follows:
Paid-in capital	$28,434,111
Accumulated undistributed net investment income	82,787
Accumulated undistributed net realized gain on investments and foreign currency-related transactions	669,898
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies (Note 4)	11,849,704
$41,036,500

Summary of Abbreviations

ADR  American Depository Receipt

GDR  Global Depositary Receipt

(1)  See Note 2 to Financial Statements.

*  Non-income producing security.

†  All or a portion of this security was out on loan at April 30, 2008 the value of the securities loaned amounted to $1,926,151. The value of collateral amounted to $2,019,431 which consisted of cash equivalents.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Operations

Six Months Ended April 30, 2008 (unaudited)

	Emerging Markets Portfolio	International Equity Portfolio	International Small Companies Portfolio
Investment Income
Interest	$425,529	$78,751	$1,928
Dividends (Net of foreign withholding taxes of $1,783,145, $341,153 and $6,957, respectively)	51,196,645	3,109,778	56,643
Securities lending income, net	574,571	120,234	2,062
Total investment income	52,196,745	3,308,763	60,633
Expenses
Investment advisory fees (Note 3)	14,030,061	1,287,080	32,477
Administration fees (Note 3)	615,134	97,260	3,953
Distribution fees, Investor Class	—	20,003	6,495
Custodian and accounting fees	1,149,136	125,834	26,770
Directors' fees and expenses	43,903	6,887	96
Shareholder record keeping fees	44,920	32,539	15,262
Printing and postage fees	102,745	16,983	259
State registration filing fees	16,051	16,446	5,242
Professional fees	104,043	30,851	10,750
Sub Transfer Agent fees	1,484,197	30,924	1,031
Other fees and expenses	122,364	20,518	672
Total Expenses	17,712,554	1,685,325	103,007
Less waiver of investment advisory fee (Note 3)	—	—	(57,541)
Net expenses	17,712,554	1,685,325	45,466
Net investment income	34,484,191	1,623,438	15,167
Realized and Unrealized Gain (Loss) (Note 4)
Net realized gain (loss) —
Investment transactions	68,098,553	30,898,109	30,549
Foreign currency transactions	(1,966,398)	(180,971)	(8,590)
Net realized gain	66,132,155	30,717,138	21,959
Change in unrealized appreciation (depreciation) —
Investments	(296,957,606)	(49,063,603)	(940,632)
Translation of assets and liabilities denominated in foreign currencies	(2,800,048)	(2,882)	(2,211)
Net change in unrealized depreciation	(299,757,654)	(49,066,485)	(942,843)
Net realized and unrealized loss	(233,625,499)	(18,349,347)	(920,884)
Net decrease in net assets resulting from operations	$(199,141,308)	$(16,725,909)	$(905,717)

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Operations (continued)

Six Months Ended April 30, 2008 (unaudited)

Global Equity Portfolio
Investment Income
Interest	$5,968
Dividends (Net of foreign withholding taxes of $16,204)	315,814
Securities lending income, net	8,331
Total investment income	330,113
Expenses
Investment advisory fees (Note 3)	187,536
Administration fees (Note 3)	12,345
Custodian and accounting fees	20,631
Directors' fees and expenses	687
Shareholder record keeping fees	15,387
Printing and postage fees	1,665
State registration filing fees	5,651
Professional fees	13,858
Sub Transfer Agent fees	595
Other fees and expenses	1,984
Total Expenses	260,339
Less waiver of investment advisory fee (Note 3)	(25,921)
Net expenses	234,418
Net investment income	95,695
Realized and Unrealized Gain (Loss) (Note 4)
Net realized gain (loss) —
Investment transactions	731,623
Foreign currency transactions	(15,668)
Net realized gain	715,955
Change in unrealized appreciation (depreciation) —
Investments	(2,827,832)
Translation of assets and liabilities denominated in foreign currencies	49
Net change in unrealized depreciation	(2,827,783)
Net realized and unrealized loss	(2,111,828)
Net decrease in net assets resulting from operations	$(2,016,133)

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statement of Changes in Net Assets

	Emerging Markets Portfolio
	For the Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007
Increase in Net Assets From Operations
Net investment income	$34,484,191	$6,706,600
Net realized gain on investments and foreign currency transactions	66,132,155	137,467,785
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(299,757,654)	760,387,338
Net increase (decrease) in net assets resulting from operations	(199,141,308)	904,561,723
Distributions to Shareholders from:
Net investment income	(4,690,474)	(861,705)
Net realized gain from investments and foreign-currency related transactions	(129,872,683)	—
Total distributions to shareholders	(134,563,157)	(861,705)
Transactions in shares of Common Stock
Proceeds from sale of shares	306,518,449	674,123,901
Net Asset Value of shares issued to shareholders upon reinvestment of dividends	120,546,841	788,488
Cost of shares redeemed	(342,911,772)	(468,511,465)
Redemption fees	232,029	388,257
Net increase in net assets from Fund share transactions	84,385,547	206,789,181
Net increase (decrease) in net assets	(249,318,918)	1,110,489,199
Net Assets
At beginning of period	2,562,957,336	1,452,468,137
At end of period	$2,313,638,418	$2,562,957,336
Accumulated undistributed net investment income included in net assets	$34,720,008	$4,926,291

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statement of Changes in Net Assets (continued)

	International Equity Portfolio
	For the Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007
Increase in Net Assets From Operations
Net investment income	$1,623,438	$2,631,477
Net realized gain on investments and foreign currency transactions	30,717,138	33,569,544
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(49,066,485)	50,259,776
Net increase (decrease) in net assets resulting from operations	(16,725,909)	86,460,797
Distributions to Shareholders from:
Net investment income
Investor Class	(85,867)	(35,003)
Institutional Class	(2,611,777)	(177,831)
Net realized gain from investments and foreign-currency related transactions
Investor Class	(1,359,303)	(740,612)
Institutional Class	(29,187,907)	(24,669,178)
Total distributions to shareholders	(33,244,854)	(27,218,624)
Transactions in shares of Common Stock
Proceeds from sale of shares
Investor Class	3,131,906	7,304,858
Institutional Class	5,015,492	21,697,361
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Investor Class	1,330,261	723,002
Institutional Class	30,928,420	25,144,499
Cost of shares redeemed
Investor Class	(1,881,891)	(3,504,036)
Institutional Class	(53,862,220)	(57,161,618)
Redemption fees
Investor Class	—	482
Institutional Class	—	265
Net decrease in net assets from Fund share transactions	(15,338,032)	(5,795,187)
Net increase (decrease) in net assets	(65,308,795)	53,446,986
Net Assets
At beginning of period	407,296,340	353,849,354
At end of period	$341,987,545	$407,296,340
Accumulated undistributed net investment income included in net assets	$1,318,914	$2,393,120

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statement of Changes in Net Assets (continued)

	International Small Companies Portfolio
	For the Six Months Ended April 30, 2008 (unaudited)	For the Period from March 26, 2007 to October 31, 2007(A)
Increase in Net Assets From Operations
Net investment income	$15,167	$8,197
Net realized gain on investments and foreign currency transactions	21,959	33,909
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(942,843)	358,526
Net increase (decrease) in net assets resulting from operations	(905,717)	400,632
Distributions to Shareholders from:
Net investment income
Investor Class	(15,014)	—
Net realized gain from investments and foreign-currency related transactions
Investor Class	(39,693)	—
Total distributions to shareholders	(54,707)
Transactions in shares of Common Stock
Proceeds from sale of shares
Investor Class	1,819,623	4,815,231
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Investor Class	54,706	—
Cost of shares redeemed
Investor Class	(1,021,647)	(11,464)
Net increase in net assets from Fund share transactions	852,682	4,803,767
Net increase (decrease) in net assets	(107,742)	5,204,399
Net Assets
At beginning of period	5,204,399	—
At end of period	$5,096,657	$5,204,399
Accumulated undistributed net investment income included in net assets	$2,616	$2,463

(A)  The Investor Class shares commenced operations on March 26, 2007.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statement of Changes in Net Assets (continued)

	Global Equity Portfolio
	For the Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007
Increase in Net Assets From Operations
Net investment income	$95,695	$117,249
Net realized gain on investments and foreign currency transactions	715,955	2,815,402
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(2,827,783)	5,174,049
Net increase (decrease) in net assets resulting from operations	(2,016,133)	8,106,700
Distributions to Shareholders from:
Net investment income
Institutional Class	(117,879)	(99,025)
Net realized gain from investments and foreign-currency related transactions
Institutional Class	(2,820,181)	(2,322,308)
Total distributions to shareholders	(2,938,060)	(2,421,333)
Transactions in shares of Common Stock
Proceeds from sale of shares
Institutional Class	4,522,303	929,416
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Institutional Class	2,881,495	2,374,390
Cost of shares redeemed
Institutional Class	(1,215,241)	(292,946)
Redemption fees
Institutional Class	285	—
Net increase in net assets from Fund share transactions	6,188,842	3,010,860
Net increase in net assets	1,234,649	8,696,227
Net Assets
At beginning of period	39,801,851	31,105,624
At end of period	$41,036,500	$39,801,851
Accumulated undistributed net investment income included in net assets	$82,787	$104,971

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights

	Emerging Markets Portfolio
	For the Six Months Ended Apr. 30, 2008 (unaudited)		For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006	For the Year Ended Oct. 31, 2005	For the Year Ended Oct. 31, 2004	For the Year Ended Oct. 31, 2003
Per Share Data
Net Asset Value, Beginning of Period	$64.07		$40.67	$30.41	$22.31	$18.16	$12.49
Increase (Decrease) in Net Assets from Operations
Net investment income	0.16		0.16	0.22	0.11	0.07	0.07
Net realized and unrealized gain (loss) on investments and foreign currency- related transactions	(5.00)		23.26	10.19	8.43	4.12	5.60
Net increase (decrease) from investment operations	(4.84)		23.42	10.41	8.54	4.19	5.67
Distributions to Shareholders from:
Net investment income	(0.12)		(0.02)	(0.09)	(0.02)	(0.04)	—
Net realized gain from investments and foreign currency-related transactions	(3.28)		—	(0.06)	(0.42)	—	—
Total distributions	(3.40)		(0.02)	(0.15)	(0.44)	(0.04)	—
Net Asset Value, End of Period	$55.83		$64.07	$40.67	$30.41	$22.31	$18.16
Total Return	(7.72	)%(B)	57.62%	34.29%	38.76%	23.09%	45.40%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$2,313,638	(B)	$2,562,957	$1,452,468	$690,968	$66,805	$29,657
Net expenses to average net assets	1.58	%(A)	1.60%	1.63%	1.68%	1.75%	1.75%
Net investment income to average net assets	3.07	%(B)	0.36%	0.61%	0.87%	0.51%	0.76%
Decrease reflected in above expense ratios due to expense reductions	—		—	—	—	0.02%	0.08%
Portfolio turnover rate	18	%(B)	29%	59%	36%	40%	58%

(A)  Annualized.

(B)  Not Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

	International Equity Portfolio - Investor Class
	For the Six Months Ended Apr. 30, 2008 (unaudited)		For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006	For the Year Ended Oct. 31, 2005
Per Share Data
Net Asset Value, Beginning of Period	$21.66		$18.65	$14.91	$15.63
Increase (Decrease) in Net Assets from Operations
Net investment income	0.08		0.09	0.11 (2)	0.00
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	(0.82)		4.32	3.71	(0.72)
Net increase (decrease) from investment operations	(0.74)		4.41	3.82	(0.72)
Distributions to Shareholders from:
Net investment income	(0.11)		(0.06)	(0.07)	—
Net realized gain from investments and foreign currency-related transactions	(1.69)		(1.34)	(0.01)	—
Total distributions	(1.80)		(1.40)	(0.08)	—
Net Asset Value, End of Period	$19.12		$21.66	$18.65	$14.91
Total Return	(3.57	)%(B)	24.95%	25.74%	(4.61)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$17,184		$16,637	$9,884	$510
Net expenses to average net assets	1.22	%(A)	1.23%	1.25%	1.25%
Net investment income (loss) to average net assets	0.81	%(A)	0.48%	0.61%	(1.25)%
Decrease reflected in above expense ratios due to expense reductions	—		—	0.01%	0.08%
Portfolio turnover rate	6	%(B)	19%	35%	38%

(2)  Computed using average shares outstanding throughout the year.

(A)  Annualized.

(B)  Not Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

	International Small Companies Portfolio
	For the Six Months Ended Apr. 30, 2008 (unaudited)		For the Year Ended Oct. 31, 2007(1)
Per Share Data
Net Asset Value, Beginning of Period	$11.67		$10.00
Increase (Decrease) in Net Assets from Operations
Net investment income	0.03		0.02
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	(1.83)		1.65
Net increase (decrease) from investment operations	(1.80)		1.67
Distributions to Shareholders from:
Net investment income	(0.03)		—
Net realized gain from investments and foreign currency-related transactions	(0.07)		—
Total distributions	(0.10)		—
Net Asset Value, End of Period	$9.77		$11.67
Total Return	(15.58	)%(B)	16.70	%(B)
Ratios/Supplemental Data:
Net assets, end of period (000's)	$5,097		$5,204
Net expenses to average net assets	1.75	%(A)	1.75	%(A)
Net investment income to average net assets	0.58	%(A)	0.56	%(A)
Decrease reflected in above expense ratios due to expense reductions	2.21	%(A)	8.19	%(A)
Portfolio turnover rate	14	%(B)	12	%(B)

(1)  For the period from March 26, 2007 (commencement of operations) through October 31, 2007.

(A)  Annualized.

(B)  Not Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

	Global Equity Portfolio - Institutional Class
	For the Six Months Ended Apr. 30, 2008 (unaudited)		For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006	For the Year Ended Oct. 31, 2005	For the Year Ended Oct. 31, 2004	For the Year Ended Oct. 31, 2003
Per Share Data
Net Asset Value, Beginning of Period	$28.03		$24.04	$20.36	$17.17	$16.45	$13.28
Increase (Decrease) in Net Assets from Operations
Net investment income	0.06		0.09	0.08	0.09	0.05	0.09
Net realized and unrealized gain (loss) on investments and foreign currency- related transactions	(1.59)		5.78	4.14	3.12	0.74	3.11
Net increase (decrease) from investment operations	(1.53)		5.87	4.22	3.21	0.79	3.20
Distributions to Shareholders from:
Net investment income	(0.08)		(0.08)	(0.06)	(0.02)	(0.07)	(0.03)
Net realized gain from investments and foreign currency-related transactions	(2.00)		(1.80)	(0.48)	—	—	—
Total distributions	(2.08)		(1.88)	(0.54)	(0.02)	(0.07)	(0.03)
Net Asset Value, End of Period	$24.42		$28.03	$24.04	$20.36	$17.17	$16.45
Total Return	(5.72	)%(B)	26.01%	21.08%	18.72%	4.78%	24.19%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$41,037		$39,802	$31,106	$25,317	$25,770	$26,568
Net expenses to average net assets	1.25	%(A)	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income to average net assets	0.51	%(A)	0.34%	0.37%	0.44%	0.27%	0.70%
Decrease reflected in above expense ratios due to expense reductions	0.14	%(A)	0.18%	0.35%	0.36%	0.18%	0.12%
Portfolio turnover rate	9	%(B)	16%	27%	35%	29%	68%

(A)  Annualized.

(B)  Not Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2008 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the "Fund") was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended, ("1940 Act"), as an open-end diversified management investment company. The Fund currently has five Portfolios all of which were active as of April 30, 2008: International Equity Portfolio ("International Equity"); Global Equity Portfolio; Institutional Emerging Markets Portfolio, Emerging Markets Portfolio ("Emerging Markets") and International Small Companies Portfolio ("International Small Companies"). Information presented in these financial statements pertains to Emerging Markets, Investor Class shares of International Equity, International Small Companies and Global Equity Portfolio (individually, "Portfolio"; collectively, "Portfolios"). Information pertaining to Institutional Class shares of International Equity, Institutional Emerging Markets Portfolio and the Global Equity Portfolio are presented in a separate report. The investment objective of each Portfolio is as follows: Emerging Markets—to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets; International Equity—to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; International Small Companies—to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States; Global Equity—to seek long-term capital appreciation through investments in equity securities of companies inside and outside the United States.

Emerging Markets commenced operations on November 9, 1998. International Equity commenced operations on October 31, 1996 after acquiring the net assets of Harding, Loevner Management, L.P.'s AMT Capital Fund, Inc. Effective August 5, 2005, International Equity converted existing shareholders to the Institutional Class. Investor Class of International Small Companies commenced operations on March 26, 2007. Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of Harding, Loevner Management, L.P.'s Global Equity L.P., a limited partnership, in a tax-free reorganization. Effective August 5, 2005, Global Equity launched the Investor Class shares and converted existing shareholders to the Institutional Class.

The Fund is managed by Harding, Loevner Management, L.P. (the "Investment Advisor").

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States ("GAAP") for investment companies. The following is a summary of the Fund's significant accounting policies:

Indemnifications

Under the Fund's organizational document, its officers and Board of Directors ("Board") are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board has adopted procedures ("Procedures") to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission ("SEC") and its staff, including guidance on the obligations of Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios' securities when market quotations are not readily available.

All investments in the Portfolios are valued daily at their market prices, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are fair valued by the Board or its delegate in accordance with the Procedures, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. If a significant event occurs after the close of trading but before the

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2008 (unaudited)

2. Summary of Significant Accounting Policies (continued)

calculation of the Portfolio's net asset value and such significant event has a material impact on the Portfolio's net asset value per share (i.e. more than $0.01 per share), then the security may be fair valued in accordance with the Procedures. As of April 30, 2008, there was one security in the Portfolios which required valuation by the Board or its delegate. The Fund has implemented additional fair value pricing on a daily basis for all foreign equity securities held by the Portfolios. The fair value pricing utilizes quantitative models developed by an independent pricing service unless the Fund determines that use of another additional fair valuation methodology is appropriate.

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios accrete discount or amortize premium using the effective interest method on a daily basis as adjustments to interest income and the cost of investments. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Income Tax

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Fund determined that the adoption of FIN 48 did not have an impact on the financial statements.

Expenses

Expenses directly attributed to a specific Portfolio of the Fund are charged to that Portfolio's operations; expenses not directly attributable to a specific Portfolio are allocated among all the Portfolios of the Fund either equitably or based on their average daily net assets.

Dividends to Shareholders

It is the policy of the Portfolios to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution is reclassified within the capital accounts based on its federal tax basis treatment and may be reported as return of capital. Temporary differences do not require reclassification.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of Portfolios' securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2008 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

Security Lending

Each Portfolio is authorized to lend securities from its investment portfolio to banks, brokers and other financial institutions if it receives collateral in cash, U.S. Government securities or other liquid investments which will be maintained at all times in an amount equal to at least 102% of the current market value of the loaned domestic securities (including ADRs) and 105% of loaned foreign securities. The loans will be terminable at any time by the Fund and the relevant Portfolio will then receive the loaned securities within three days. During the period of such a loan, the Portfolio receives an agreed upon portion of the income on the loaned securities and/or a loan fee and may thereby increase its total return. A Portfolio continues to receive interest or dividends on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is collateralized with securities rather than cash. However, the Portfolio normally pays lending fees and related expenses from the interest or dividends earned on invested collateral. Although the Fund is indemnified by UBS, which acts as the lending agent, should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. However, loans are made only to borrowers which are approved by the Board and are deemed by the Investment Advisor to be of good financial standing. The Portfolio may invest cash collateral it receives in connection with a loan of securities in securities of the U.S. Government and its agencies and other high quality short-term debt instruments. For purposes of complying with the Portfolios' investment policies and restrictions, collateral received in connection with securities loans will not be deemed an asset of the Portfolio unless otherwise required by law. Net amounts earned from security lending activities are disclosed on the Statement of Operations. Amounts loaned and held as collateral are disclosed on the Statement of Net Assets.

3. Significant Agreements and Transactions with Affiliates

The Board has approved investment advisory agreements (the "Agreements") with the Investment Advisor. The advisory fees are computed daily at an annual rate of 1.25%, 0.75%, 1.25% and 1.00% of the average daily net assets of Emerging Markets, International Equity, International Small Companies and Global Equity.

The Investment Advisor has voluntarily agreed to cap the total annual class operating expenses at 1.75%, 1.25%, 1.75%, and 1.25%, respectively, of the average daily net assets of Investor Class shares of Emerging Market, International Equity, International Small Companies and Institutional Class shares of Global Equity. This expense cap may be terminated at any time. For the period ended April 30, 2008, the Investment Advisor voluntarily waived $57,541 and 25,291, respectively, of the International Small Companies and Global Equity in investment advisory fees from the Portfolios.

In addition, the Fund has an administration agreement with State Street Bank and Trust Company ("State Street Bank and Trust"), which provides certain accounting, clerical and bookkeeping services, corporate secretarial services, assistance in the preparation and filing of tax returns and reports to shareholders and the SEC, transfer agency services, custodial services, chief compliance officer services, and the service of some State Street Bank and Trust employees as officers serving the board of directors. Under this agreement, the Emerging Markets, International Equity, International Small Companies and Global Equity incurred $1,893,583, $268,680, $46,186, and $49,719, respectively, for the period ended April 30, 2008.

State Street Bank and Trust serves as transfer agent, dividend disbursing agent and agent in connection with any accumulation, open-account or similar plans provided to the shareholders of the Portfolios.

The Fund has agreements with various financial intermediaries and "mutual fund supermarkets", under which customers of these intermediaries may purchase and hold Funds' shares. These intermediaries assess fees in consideration for providing certain distribution, account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Fund arising from the intermediaries' assumption of functions that the Fund would otherwise perform, such as providing sub-accounting and related shareholder services, each Portfolio is authorized to pay to each intermediary up to 0.15% of its average daily net assets attributable to that intermediary (subject to the voluntary expense cap). The balance of the intermediaries' fees is paid by the Investment Advisor. Because of voluntary caps on the Portfolio's fees and expenses, the Investment Advisor paid all or a portion of the Portfolio's share of these fees during the period ended April 30, 2008.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2008 (unaudited)

4. Investment Transactions

Cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the period ended April 30, 2008, were as follows for each Portfolio:

Portfolio	Purchase Cost of Investment Securities	Proceeds from Sales of Investment Securities
Emerging Markets	$395,394,800	$422,699,885
International Equity	20,314,067	66,851,690
International Small Companies	1,648,604	702,124
Global Equity	7,039,042	3,399,881

The Portfolios are permitted to purchase or sell securities from or to certain other HLM Portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another portfolio that is or could be considered an affiliate by virtue of having a common investment advisor complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2008, the Emerging Markets Portfolio engaged in securities sales of $2,934,643, and securities purchases of $3,601,396.

The cost of investments for federal income tax purposes and the components of net unrealized appreciation on investments at April 30, 2008, for each of the Portfolios were as follows:

Portfolio	Unrealized Appreciation	Unrealized Depreciation	Net	Cost
Emerging Markets	$871,658,641	$44,626,217	$827,032,424	$1,445,831,327
International Equity	140,789,165	9,354,341	131,434,824	204,226,084
International Small Companies	285,031	867,244	(582,214)	5,589,859
Global Equity	12,869,183	1,065,825	11,803,358	28,856,399

The unrealized appreciation (depreciation) on foreign currency for Emerging Markets, International Equity, International Small Companies and Global Equity was $1,022, $1,457, $151 and $468 respectively, for the period ended April 30, 2008.

5. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on April 30, 2008.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2008 (unaudited)

6. Capital Share Transactions

Transactions in capital stock for Emerging Markets were as follows for the periods indicated:

	Six Months Ended April 30, 2008		Year Ended October 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	5,582,697	$306,518,449	14,052,683	$674,123,901
Shares issued upon reinvestment of dividends	2,090,569	120,546,841	17,994	788,488
	7,673,266	427,065,290	14,070,677	694,912,389
Shares redeemed	(6,237,585)	(342,679,743)	(9,781,911)	(468,511,465)
Net increase	1,435,681	$84,385,547	4,288,766	$206,400,924

Transactions in capital stock for International Equity Investor Class were as follows for the periods indicated:

	Six Months Ended April 30, 2008		Year Ended October 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	164,744	$3,131,906	377,652	$7,304,858
Shares issued upon reinvestment of dividends	68,854	1,330,261	39,229	723,002
	233,598	4,462,167	416,881	8,027,860
Shares redeemed	(103,031)	(1,881,891)	(178,817)	(3,504,036)
Net increase	130,567	$2,580,276	238,064	$4,523,824

Transactions in capital stock for International Equity Institutional Class were as follows for the periods indicated:

	Six Months Ended April 30, 2008		Year Ended October 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	267,662	$5,015,492	1,121,101	$21,697,361
Shares issued upon reinvestment of dividends	1,599,857	30,928,420	1,363,585	25,144,499
	1,867,519	35,943,912	2,484,686	46,841,860
Shares redeemed	(2,899,101)	(53,862,220)	(2,901,139)	(57,161,618)
Net decrease	(1,031,582)	$(17,918,308)	(416,453)	$(10,319,758)

Transactions in capital stock for International Small Companies Investor Class were as follows for the periods indicated:

	Six Months Ended April 30, 2008		Period From March 26, 2007 to October 31, 2007(A)
	Shares	Amount	Shares	Amount
Shares sold	172,009	$1,819,623	446,970	$4,815,231
Shares issued upon reinvestment of dividends	5,152	54,706	—	—
	177,161	1,874,329	446,970	4,815,231
Shares redeemed	(101,339)	(1,021,647)	(1,009)	(11,464)
Net increase	75,822	$852,682	445,961	$4,803,767

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2008 (unaudited)

6. Capital Share Transactions (continued)

Transactions in capital stock for Global Equity Institutional Class were as follows for the periods indicated:

	Six Months Ended April 30, 2008		Year Ended October 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	196,456	$4,522,303	35,387	$929,416
Shares issued upon reinvestment of dividends	113,938	2,881,495	102,344	2,374,390
	310,394	7,403,798	137,731	3,303,806
Shares redeemed	(50,367)	(1,215,241)	(11,604)	(292,946)
Net increase	260,027	$6,188,557	126,127	$3,010,860

(A) Investor Class shares commenced operations on March 26, 2007.

Redemptions made within 90 days of purchase may be subject to a redemption fee equal to 2% of the amount redeemed. For the period ended April 30, 2008, Emerging Markets and Global Equity received $232,029 and $285, respectively, in redemption fees. For the period ended April 30, 2008, International Equity and International Small Companies Investor Class did not received any redemption fees.

7. Concentration of Ownership

At April 30, 2008, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Portfolio or for the share classes listed of each Portfolio was as follows:

	No. of Shareholders	% Ownership
Emerging Markets Portfolio	1	70	%*
International Equity Portfolio, Institutional Class	3	50	%**
International Small Companies Portfolio, Investor Class	3	78	%**
Global Equity, Institutional Class	3	57	%**

*  Represents percentage ownership of Institutional Class only; these two shareholders owned approximately 50% of the Portfolio's net assets as a whole.

**  Represents omnibus position of broker-dealer representing numerous shareholder accounts.

Investment activities of these shareholders may have a material effect on the Portfolios.

8. Repurchase Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio may engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

9. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2008 (unaudited)

9. Concentration of Risk (continued)

International Small Companies Portfolio, International Equity Portfolio, Emerging Markets Portfolio, Global Equity, and International Small Companies are authorized to invest.

10. Line of Credit

The Fund participates in a $50 million line of credit agreement with State Street Bank and Trust. Borrowings will be made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Portfolios participate there is no assurance that an individual Portfolio will have access to the entire $50 million at any particular time. Borrowings for International Equity are limited to the lesser of the remaining available credit or 25% of net assets. Borrowings for Emerging Markets are limited to the lesser of the remaining available credit or 15% of net assets. Interest is charged to each Portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a commitment fee computed at an annual rate of 0.10% on the line of credit is allocated among the Portfolios. During the period ended April 30, 2008, International Equity Portfolio and International Small Companies had borrowings on three days and two days, the maximum balance $3,344,647 and $96,332, at an average weighted interest rate of 5.10% and 2.85%, respectively.

11. Recently Issued Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will significantly impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Harding, Loevner Funds, Inc.

Approval of Investment Management Agreement

April 30, 2008 (unaudited)

At a meeting held on December 7, 2006, the Board of Directors (the "Board"), including each of the Independent Directors, unanimously voted to approve the investment management agreement between the Harding, Loevner Funds, Inc. (the "Fund") on behalf of its series, the International Small Companies Portfolio (the "Portfolio") and Harding, Loevner Management, L.P. (the "Adviser") (the "Agreement"). In advance of the December meeting, the Board received and reviewed various reports and presentations from the Adviser relating to its proposed management of the Portfolio (the "Adviser Materials"). In addition, the Board received in-person presentations from representatives of the Adviser regarding the Portfolio and the proposed investment strategy.

The Board determined that the Agreement was fair and reasonable and in the best interests of the Portfolio and its shareholders. The Board considered the following categories of material factors, among others, relating to the Agreement.

Nature, Extent and Quality of Services

The Board considered information and data concerning the nature, extent and quality of the services to be provided to the Portfolio by the Adviser. The Board considered, among other things, the terms of the Agreement, the range of services to be provided, and the Adviser's organizational structure, systems and personnel. The Board considered the Adviser's reputation and past performance with respect to existing portfolios of the Fund.

With respect to the day-to-day portfolio management services to be provided by the Adviser, the Board met with the proposed portfolio manager of the Portfolio. The Board reviewed information concerning the Portfolio's investment strategy, mechanics and risks. The Board considered the quality of the Adviser's investment personnel; its investment philosophy and process (and adherence to that philosophy and process); and its investment research capabilities and resources, performance record, and trade execution capabilities and experience. The Board noted the quality of the presentations to and communications with the Board, and responsiveness to Board inquiries, of the Adviser and senior management of the Adviser in their in-person discussions with the Board.

In considering this information, the Board evaluated not only the information presented to the Board in connection with its consideration of the Agreement, but also the Board's experience through past interactions with the Adviser. Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Portfolio by the Adviser.

Performance of the Adviser

The Board considered the investment performance of the Adviser and its portfolio management team. As the Adviser did not have a performance track record with respect to an investment strategy substantially similar to the strategy of the Portfolio, the Board considered information regarding the performance record of portfolios managed by the proposed portfolio manager for his previous employer. The Adviser also provided additional information about the broad range of the portfolio manager's investment experience and his investment philosophy and process.

Based on these considerations, the Board concluded that while there could be no guarantee of future results, the Board was satisfied that the Adviser has the capability of providing satisfactory investment performance for the Portfolio.

Costs of the Services and Profitability of the Adviser

The Board reviewed information regarding the Adviser's costs to provide investment management to the Portfolio and the profitability to the Adviser from managing the Portfolio. The Board considered the proposed advisory fee schedules and considered information about the profitability to the Adviser from all services to be provided to the Portfolio and all aspects of its relationship with the Portfolio. In evaluating the Adviser's profitability, the Board considered that the Adviser will provide subsidies to the Portfolio in the form of caps on operating expenses of the Portfolio, and that future profitability to the Adviser would depend on the growth of assets under management. The Board concluded that the profits anticipated to be realized by the Adviser and from its relationship with the Portfolio would not be excessive.

Comparison of Fees and Services Provided by the Adviser

The Board considered comparative information with respect to the investment management fees to be paid by the Portfolio to the Adviser. In this regard, the Board received information from the Adviser relating to the management fees and total operating expenses for the Portfolio. The Board considered information comparing the Portfolio's management fees and total operating expenses relative to those of a peer group of funds. Based on these considerations, the Board concluded that the Portfolio's management fee, in conjunction with the information about quality of services, profitability, and other matters discussed, supports the conclusion that these fees are reasonable.

Harding, Loevner Funds, Inc.

Approval of Investment Management Agreement (continued)

April 30, 2008 (unaudited)

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Board reviewed the breakpoints in the Adviser's management fee schedule. The Board considered that the Portfolio could be expected to achieve some economies of scale as assets in the Portfolio grow. The Board reviewed relevant information included in the Adviser Materials regarding comparative fee information for other funds in the Portfolio's peer group. Based on these considerations, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Portfolio's investors.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Portfolio and its shareholders for the Board to approve the Agreement. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Directors met separately in executive session to review the relevant materials and consider their responsibilities under relevant laws and regulations.

Harding, Loevner Funds, Inc.

Supplemental Information

(unaudited)

Quarterly Form N-Q Portfolio Schedule

Each Portfolio will file its complete schedule of investments with the SEC on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Portfolios' Form N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room whose telephone number is 1-800-SEC-0330. Additionally, they are available upon request by calling 1-877-435-8105.

Proxy Voting Record

The Fund's proxy voting record relating to the Portfolios' securities during the most recent 12-month period ended June 30 is available on the Fund's website at www.hardingloevner.com and on the SEC's website at www.sec.gov, on Form N-PX.

Proxy Voting Policies and Procedures

A description of the Fund proxy voting policies and procedures are located in the Statement of Additional Information and is available without charge, upon request, by calling 1-877-435-8105 or on the SEC's website at www.sec.gov.

Harding, Loevner Funds, Inc.

Officers & Directors and Other Pertinent Information

OFFICERS AND DIRECTORS

Jane A. Freeman

Director of the Funds

Samuel R. Karetsky

Director of the Funds

R. Kelly Doherty

Director of the Funds

Raymond J. Clark

Director of the Funds

David R. Loevner

Director, President and Chairman
of the Board of the Funds

Donna Rogers

Chief Compliance Officer of the Funds

Ellen Blanchard

Anti-Money Laundering Compliance
Officer of the Funds

Puran Dulani

Chief Financial Officer and
Treasurer of the Funds

Richard Reiter

Vice President of the Funds

Brendan J. O'Neill

Assistant Treasurer
of the Funds

Francine S. Hayes

Secretary of the Funds

Brian C. Poole

Assistant Secretary
of the Funds

INVESTMENT ADVISOR

Harding, Loevner Management, L.P.

50 Division Street, Suite 401

Somerville, NJ 08876

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

ADMINISTRATOR, CUSTODIAN AND
FUND ACCOUNTING AGENT, AND TRANSFER AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company

P.O. Box 9130

Boston, MA 02117

LEGAL COUNSEL

Dechert LLC

1095 Avenue of the Americas

New York, NY 10036-6797

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

1601 Market Street

Philadelphia, PA 19103-2499

This report is intended for shareholders of Harding Loevner Funds. It may not be used as sales literature unless preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives, risks and policies of the Portfolios.

HLFSANINV-G 04/08

Semi-Annual Report  April 30, 2008

Family of Mutual Funds

Institutional Class

  ■  Institutional Emerging Markets Portfolio

  ■  International Equity Portfolio

  ■  Global Equity Portfolio

Harding, Loevner Funds, Inc.
P.O. Box 642, OPS 22
Boston, MA 02117-0642

1.877.435.8105 • www.hardingloevner.com

Harding, Loevner Funds, Inc.

Table of Contents

Expense Example	3

Performance Information and Statements of Net Assets

Institutional Emerging Market Portfolio	4

International Equity Portfolio	9

Global Equity Portfolio	14

Statements of Operations	18

Statements of Changes in Net Assets	19

Financial Highlights	22

Notes to Financial Statements	25

Supplemental Information	32

For use only when preceded or accompanied by a prospectus. Read the prospectus carefully before you invest or send money.

Harding, Loevner Funds, Inc.

Expense Example

April 30, 2008 (unaudited)

As a shareholder of a Harding Loevner Portfolio, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2007 and held for the entire six month period from November 1, 2007 to April 30, 2008 for the International Equity Portfolio, Institutional Class, Institutional Emerging Markets Portfolio and Global Equity Portfolio, Institutional Class.

Actual Expenses

The first line under the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Portfolio under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2007 to April 30, 2008)
Institutional Emerging Markets Portfolio
Actual	$1,000.00	$922.20	1.30%	$6.21
Hypothetical (5% annual return before expenses)	1,000.00	1,018.40	1.30%	6.52
International Equity Portfolio, Institutional Class
Actual	1,000.00	965.30	0.97%	4.74
Hypothetical (5% annual return before expenses)	1,000.00	1,020.04	0.97%	4.87
Global Equity Portfolio, Institutional Class
Actual	1,000.00	942.80	1.25%	6.04
Hypothetical (5% annual return before expenses)	1,000.00	1,018.65	1.25%	6.27

*  Expenses are calculated using each Portfolio's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (182 days), and divided by the number of days in the year (366 days).

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Statement of Net Assets
April 30, 2008 (unaudited)

Industry	Percentage of Net Assets
Airlines	0.5%
Automotive	0.8
Banks	12.4
Beverages, Food & Tobacco	3.6
Chemicals	4.5
Commercial Services & Supplies	6.7
Communications	10.4
Electric Utilities	2.5
Electrical Equipment	7.9
Energy Equipment & Services	2.7
Engineering & Construction	1.0
Financial Services	3.3
Food Retailers	2.0
Forest Products & Paper	1.3
Home Construction, Furnishings & Appliances	2.8
Insurance	1.7
Media	0.8
Metals & Mining	9.4
Oil & Gas	13.7
Pharmaceuticals	1.9
Real Estate	1.2
Retailers	1.1
Semiconductors	1.0
Textiles & Apparel	1.1
Transportation	3.9
Total Investments	98.2
Other Assets Less Liabilities	1.8
Net Assets	100.0%

See Notes to Financial Statements
4

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Statement of Net Assets
April 30, 2008 (unaudited) (continued)

	Shares	Value (1)
Common Stocks - 97.6%
Brazil - 16.1%
All America Latina Logistica SA (Transportation)	224,100	$2,925,623
Anhanguera Educacional Participacoes SA (Commercial Services & Supplies)	71,756	1,195,789
Aracruz Celulose SA - Sponsored ADR (Forest Products & Paper)†	45,867	3,696,880
Banco Itau Holding Financeira SA - ADR (Banks)†	198,488	5,567,588
Companhia de Bebidas das Americas - ADR (Beverages, Food & Tobacco)†	34,100	2,499,530
Companhia Vale do Rio Doce - ADR (Metals & Mining)	286,540	11,197,983
Cyrela Brazil Realty SA (Real Estate)	214,198	3,573,403
Petroleo Brasileiro SA - ADR (Oil & Gas)†	94,768	11,506,731
Usinas Siderurgicas de Minas Gerais SA (Metals & Mining)	49,500	2,531,284
Wilson Sons Ltd. - ADR (Commercial Services & Supplies)*	105,348	1,267,573
		45,962,384
Chile - 1.4%
Banco Santander - ADR (Banks)	44,336	2,328,527
Lan Airlines SA - Sponsored ADR (Airlines)†	118,300	1,565,109
		3,893,636
China - 12.2%
ASM Pacific Technology Ltd. (Electrical Equipment)	382,000	2,604,089
China Communications Construction Co., Ltd. - Class H (Engineering & Construction)	1,206,000	2,870,542
China Mengniu Dairy Co., Ltd. (Food Retailers)	708,000	2,128,461
China Merchants Holdings International Co., Ltd. (Transportation)	917,000	4,680,048
China Mobile Ltd. - Sponsored ADR (Communications)	89,309	7,709,153
China Petroleum & Chemical Corp. - ADR (Oil & Gas)†	23,974	2,577,445
China Resources Enterprise (Financial Services)	904,000	3,300,425
China Shenhua Energy Co., Ltd. - Class H (Energy Equipment & Services)	1,241,000	5,730,323
Jiangsu Expressway Co., Ltd. - Class H (Commercial Services & Supplies)	3,286,000	3,063,789
		34,664,275
Colombia - 0.8%
BanColombia SA - Sponsored ADR (Banks)	58,870	2,350,090
Czech Republic - 1.6%
CEZ (Electric Utilities)*	61,150	4,540,440
Egypt - 2.0%
Orascom Construction Industries - GDR, Reg. S (Commercial Services & Supplies)	35,810	5,763,657
India - 7.4%
Bharti Airtel-Ventures Ltd. (Communications)*	291,850	6,487,314
Container Corp. of India Ltd. (Transportation)	68,370	1,452,344
HDFC Bank Ltd. - ADR (Banks)	35,003	3,948,338
ICICI Bank Ltd. (Banks)	143,650	3,109,522
Larsen & Toubro Ltd. (Commercial Services & Supplies)	36,150	2,674,064
NTPC Ltd. (Electric Utilities)	548,900	2,660,099
Power Finance Corp. (Financial Services)	213,400	857,013
		21,188,694
Indonesia - 3.2%
PT Bank Danamon Indonesia Tbk (Banks)	3,264,500	2,010,246
PT Bank Rakyat Indonesia (Banks)	3,320,000	2,134,222

See Notes to Financial Statements
5

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Statement of Net Assets
April 30, 2008 (unaudited) (continued)

	Shares	Value (1)
Indonesia (continued)
PT Bumi Resources Tbk (Energy Equipment & Services)	2,715,000	$1,948,961
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	79,730	3,095,119
		9,188,548
Israel - 4.6%
Israel Chemicals Ltd. (Chemicals)	540,730	9,918,293
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	66,800	3,124,904
		13,043,197
Luxembourg - 0.8%
Millicom International Cellular SA (Communications)†,*	22,000	2,376,220
Malaysia - 3.1%
IOI Corp. Berhad (Chemicals)	1,259,815	2,913,646
MISC Berhad (Transportation)	724,400	2,107,817
Sime Darby Berhad (Commercial Services & Supplies)*	1,259,477	3,833,254
		8,854,717
Mexico - 4.6%
America Movil SA de CV, Series L - ADR (Communications)	68,550	3,973,158
Grupo Financiero Banorte SA de CV, Class O (Financial Services)†	780,280	3,445,097
Urbi Desarrollos Urbanos SA de CV (Home Construction, Furnishings & Appliances)†,*	847,600	2,719,270
Wal-Mart de Mexico SA de CV - Sponsored ADR (Retailers)	73,415	3,010,015
		13,147,540
Philippines - 0.4%
Philippine Long Distance Telephone Co. - Sponsored ADR (Communications)	17,155	1,048,171
Poland - 3.3%
Bank Pekao SA (Banks)#	17,110	1,492,189
Central European Distribution Corp. (Beverages, Food & Tobacco)†,*	92,350	5,625,962
TVN SA (Media)	210,254	2,152,086
		9,270,237
Russia - 10.8%
Evraz Group SA - GDR, Reg. S (Metals & Mining)	72,350	7,462,829
Lukoil - Sponsored ADR (Oil & Gas)	63,228	5,709,489
OAO Gazprom - Sponsored ADR (Oil & Gas)	177,640	9,431,216
Sberbank of Russia (Banks)	865,000	2,801,356
Vimpel-Communications - Sponsored ADR (Communications)†	66,100	1,993,576
Wimm-Bill-Dann Foods - ADR (Food Retailers)	16,963	2,064,397
X 5 Retail Group NV - GDR, Reg. S (Food Retailers)*	40,220	1,397,456
		30,860,319
South Africa - 8.0%
Barloworld Ltd. (Home Construction, Furnishings & Appliances)	207,000	3,020,769
Impala Platinum Holdings Ltd. (Metals & Mining)	137,024	5,609,514
MTN Group Ltd. (Communications)	163,450	3,103,540
SABMiller plc (Beverages, Food & Tobacco)	98,800	2,285,335
Sasol Ltd. (Oil & Gas)	99,437	5,643,128
Standard Bank Group Ltd. (Banks)	72,630	860,190
Steinhoff International Holdings Ltd. (Home Construction, Furnishings & Appliances)	953,767	2,335,696
		22,858,172
South Korea - 6.9%
Hankook Tire Co., Ltd. (Automotive)	141,700	2,170,713
Kookmin Bank - Sponsored ADR (Banks)†	36,323	2,533,529

See Notes to Financial Statements
6

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Statement of Net Assets
April 30, 2008 (unaudited) (continued)

	Shares	Value (1)
South Korea (continued)
MegaStudy Co., Ltd. (Commercial Services & Supplies)	4,080	$1,340,804
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Electrical Equipment)144A	20,270	7,154,076
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Electrical Equipment)	6,591	1,667,048
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	22,110	4,814,133
		19,680,303
Taiwan - 6.0%
Delta Electronics (Electrical Equipment)	1,073,280	3,207,369
Far Eastern Textile Ltd. (Textiles & Apparel)	1,830,000	3,064,049
MediaTek Inc. (Semiconductors)	225,000	2,908,605
Synnex Technology International Corp. (Electrical Equipment)	1,509,000	4,026,249
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	1,739,086	3,789,708
		16,995,980
Thailand - 2.2%
PTT Exploration & Production PCL (Oil & Gas)	442,500	2,316,462
Siam Commercial Bank-Alien (Banks)	1,385,070	3,887,456
		6,203,918
Turkey - 1.4%
Haci Omer Sabanci Holding AS (Financial Services)	468,900	1,748,051
Turkiye Is Bankasi (Banks)	491,271	2,249,940
		3,997,991
United Kingdom - 0.8%
Hikma Pharmaceuticals plc (Pharmaceuticals)	248,420	2,300,216
Total Common Stocks (Cost $214,472,437)		278,188,705
Preferred Stocks - 0.6%
Russia - 0.6%
Transneft (Oil & Gas)	1,529	1,878,842
Total Preferred Stocks (Cost $2,753,613)		1,878,842
Total Investments - 98.2% (Cost $217,226,050)		$280,067,547

See Notes to Financial Statements
7

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Statement of Net Assets
April 30, 2008 (unaudited) (continued)

Value (1)
Liabilities, Net of Other Assets - 1.77%
Cash	$5,458,537
Receivable for securities sold	160,967
Dividends and interest receivable	674,860
Foreign currency (cost $165,086)	166,868
Tax reclaim receivable	1,605
Prepaid expenses	1,380
Payable to Investment Advisor	(255,440)
Payable for securities purchased	(782,124)
Other liabilities	(371,918)
5,054,735
Net Assets - 100%
Applicable to 15,196,446 outstanding $.001 par value shares (authorized 500,000 shares)	$285,122,282
Net Asset Value, Offering Price and Redemption Price Per Share	$18.76
Components of Net Assets as of April 30, 2008 were as follows:
Paid-in capital	$218,317,549
Accumulated undistributed net investment income	4,595,641
Accumulated net realized gain (loss) from investment transactions	(371,278)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies (Note 4)	62,580,370
$285,122,282

Summary of Abbreviations

ADR  American Depository Receipt

GDR  Global Depositary Receipt

Reg S  Security sold outside United States without registration under the Securities Act of 1933.

(1)  See Note 2 to Financial Statements.

#  Security valued at fair value as determined in good faith by or under the direction of the Board of Directors.

*  Non-income producing security.

†  All or a portion of this security was out on loan at April 30, 2008 the value of the securities loaned amounted to $16,425,441. The value of collateral amounted to $16,969,080 which consisted of cash equivalents.

144A  Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 2.5% of net assets as of April 30, 2008, is considered liquid and may be resold in transactions exempt form registration, normally to qualified buyers.

See Notes to Financial Statements
8

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
April 30, 2008 (unaudited)

Industry	Percentage of Net Assets
Banks	10.6%
Beverages, Food & Tobacco	14.0
Chemicals	5.3
Commercial Services & Supplies	9.9
Communications	3.8
Computer Software & Processing	2.7
Computers & Information	0.6
Electrical Equipment	13.3
Financial Services	2.8
Health Care Providers & Services	2.2
Heavy Machinery	4.2
Insurance	1.4
Medical Supplies	6.8
Oil & Gas	14.9
Pharmaceuticals	2.4
Real Estate	1.3
Retailers	1.9
Total Investments	98.1
Other Assets Less Liabilities	1.9
Net Assets	100.0%

See Notes to Financial Statements
9

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
April 30, 2008 (unaudited) (continued)

	Shares	Value (1)
Common Stocks - 97.3%
Australia - 2.0%
Cochlear Ltd. (Medical Supplies)	129,710	$6,954,328
Austria - 1.8%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	84,820	6,315,190
Bermuda - 3.8%
Bunge Ltd. (Beverages, Food & Tobacco)†	113,180	12,912,706
Canada - 6.1%
EnCana Corp. (Oil & Gas)	127,932	10,338,185
Imperial Oil Ltd. (Oil & Gas)	181,040	10,598,082
		20,936,267
France - 12.4%
Air Liquide (Chemicals)†	78,184	11,724,262
Dassault Systemes SA (Computer Software & Processing)	149,100	9,361,553
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	56,830	6,493,870
Schlumberger Ltd. (Oil & Gas)	76,100	7,651,855
Schneider Electric SA (Electrical Equipment)†	57,950	7,088,250
		42,319,790
Germany - 4.0%
Fresenius AG (Health Care Providers & Services)	54,370	4,606,352
Qiagen NV (Commercial Services & Supplies)†,*	397,820	8,930,626
		13,536,978
Hong Kong - 3.0%
Hutchison Whampoa Ltd. (Commercial Services & Supplies)	459,000	4,495,436
Li & Fung Ltd. (Commercial Services & Supplies)	1,408,200	5,792,320
		10,287,756
Indonesia - 1.6%
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	141,040	5,475,173
Japan - 15.0%
Fanuc Ltd. (Electrical Equipment)	59,400	6,291,307
Hirose Electric Co., Ltd. (Electrical Equipment)†	32,000	3,810,288
Hoya Corp. (Electrical Equipment)	155,100	4,315,306
JSR Corp. (Chemicals)	284,000	6,372,997
Keyence Corp. (Electrical Equipment)	28,765	7,363,680
Kubota Corp. (Heavy Machinery)	977,300	6,885,561
Monex Beans Holdings Inc. (Computers & Information)†	3,410	1,984,239
Nomura Holdings Inc. (Financial Services)	305,000	5,310,460
Sumitomo Realty & Development Co., Ltd. (Real Estate)	182,000	4,513,659
Yokogawa Electric Corp. (Electrical Equipment)†	405,700	4,440,525
		51,288,022
Malaysia - 2.1%
Sime Darby Berhad (Commercial Services & Supplies)*	2,337,710	7,114,886

See Notes to Financial Statements
10

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
April 30, 2008 (unaudited) (continued)

	Shares	Value (1)
Mexico - 4.1%
America Movil SA de CV, Series L - ADR (Communications)	126,600	$7,337,736
Wal-Mart de Mexico SA de CV - Sponsored ADR (Retailers)	162,020	6,642,820
		13,980,556
Poland - 1.2%
Bank Pekao SA (Banks)#	47,560	4,151,457
Russia - 1.7%
OAO Gazprom - Sponsored ADR, Reg S (Oil & Gas)	110,170	5,849,117
Singapore - 2.4%
DBS Group Holdings Ltd. (Banks)†	267,083	3,899,409
Olam International Ltd. (Beverages, Food & Tobacco)	2,162,900	4,251,918
		8,151,327
South Africa - 2.5%
Sasol Ltd. (Oil & Gas)	153,420	8,706,706
South Korea - 1.8%
Samsung Electronics Co., Ltd., GDR, Reg S (Electrical Equipment)	17,920	6,324,669
Spain - 2.9%
Banco Santander Central Hispano SA (Banks)	458,610	9,923,368
Sweden - 3.7%
Atlas Copco AB - Class A (Heavy Machinery)†	464,200	7,466,462
Skandinaviska Enskilda Banken AB, Class A (Banks)	209,200	5,071,922
		12,538,384
Switzerland - 12.6%
Alcon Inc. (Medical Supplies)†	47,820	7,555,560
Nestle SA - ADR (Beverages, Food & Tobacco)	76,820	9,103,170
Nobel Biocare Holding AG (Medical Supplies)†	102,600	3,707,860
Roche Holding AG - Genusschein (Pharmaceuticals)	50,050	8,334,296
Swiss Re - Registered (Insurance)	58,650	4,877,577
Synthes Inc. (Medical Supplies)	36,920	5,061,182
UBS AG - Registered (Financial Services)	121,630	205,426
UBS AG - Registered (Financial Services)	121,630	4,089,286
		42,934,357
Taiwan - 1.7%
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	2,666,271	5,810,171
United Kingdom - 10.9%
BG Group plc (Oil & Gas)	326,180	7,931,307
Standard Chartered plc (Banks)	190,310	6,743,088
Tesco plc (Beverages, Food & Tobacco)	1,187,180	10,034,227
Unilever plc (Beverages, Food & Tobacco)	152,425	5,131,776
WPP Group plc (Commercial Services & Supplies)	606,720	7,399,804
		37,240,202
Total Common Stocks (Cost $201,317,585)		332,751,410

See Notes to Financial Statements
11

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
April 30, 2008 (unaudited) (continued)

	Shares	Value (1)
Preferred Stocks - 0.9%
Germany - 0.9%
Fresenius AG (Health Care Providers & Services)	35,080	$2,909,498
Total Preferred Stocks (Cost $2,528,985)		2,909,498
Total Investments - 98.2% (Cost $203,846,570)		$335,660,908

See Notes to Financial Statements
12

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
April 30, 2008 (unaudited) (continued)

Value (1)
Liabilities, Net of Other Assets 1.85%
Cash	$4,808,771
Dividends and interest receivable	1,586,129
Foreign currency (cost $53,481)	54,938
Receivable for Fund shares sold	58,502
Tax reclaim receivable	208,479
Prepaid expenses	4,482
Payable to Investment Advisor	(205,258)
Payable for Fund shares redeemed	(26,206)
Payable for distribution fees	(9,632)
Other liabilities	(153,568)
6,326,637
Net Assets - 100%
Investor Class
Applicable to 898,682 outstanding $.001 par value shares (authorized 250,000,000 shares)	$17,184,255
Net Asset Value, Offering Price and Redemption Price Per Share	$19.12
Institutional Class
Applicable to 16,962,700 outstanding $.001 par value shares (authorized 250,000,000 shares)	$324,803,290
Net Asset Value, Offering Price and Redemption Price Per Share	$19.15
Components of Net Assets as of April 30, 2008 were as follows:
Paid-in capital	$178,306,498
Accumulated undistributed net investment income	1,318,914
Accumulated undistributed net realized gain on investments and foreign currency-related transactions	30,536,917
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies (Note 4)	131,825,216
$341,987,545

Summary of Abbreviations

ADR  American Depository Receipt

GDR  Global Depositary Receipt

Reg S  Security sold outside United States without registration under the Securities Act of 1933.

(1)  See Note 2 to Financial Statements.

#  Security valued at fair value as determined in good faith by or under the direction of the Board of Directors.

*  Non-income producing security.

†  All or a portion of this security was out on loan at April 30, 2008; the value of the securities loaned amounted to $53,947,889. The value of collateral amounted to $62,566,010 which consisted of cash and cash equivalents.

See Notes to Financial Statements
13

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Statement of Net Assets
April 30, 2008 (unaudited)

Industry	Percentage of Net Assets
Banks	5.1%
Beverages, Food & Tobacco	6.2
Chemicals	6.2
Commercial Services & Supplies	6.2
Communications	7.2
Computer Software & Processing	5.8
Computers & Information	2.4
Cosmetics & Personal Care	3.6
Electrical Equipment	7.4
Financial Services	2.3
Heavy Machinery	2.6
Industrial - Diversified	4.4
Insurance	2.6
Internet	1.3
Media	1.0
Medical Supplies	5.8
Metals & Mining	2.1
Oil & Gas	13.4
Pharmaceuticals	6.8
Real Estate	1.3
Retailers	1.7
Semiconductors	1.2
Transportation	2.5
Total Investments	99.1
Other Assets Less Liabilities	0.9
Net Assets	100.0%

See Notes to Financial Statements
14

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Statement of Net Assets
April 30, 2008 (unaudited) (continued)

	Shares	Value (1)
Common Stocks - 99.1%
Australia - 3.4%
Cochlear Ltd. (Medical Supplies)	10,230	$548,475
Rio Tinto Ltd. (Metals & Mining)†	6,600	847,098
		1,395,573
Austria - 1.3%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	7,220	537,558
Canada - 2.7%
EnCana Corp. (Oil & Gas)	13,970	1,128,916
China - 2.5%
China Merchants Holdings International Co., Ltd. (Transportation)	198,000	1,010,523
France - 10.4%
Air Liquide (Chemicals)	4,345	651,564
Dassault Systemes SA (Computer Software & Processing)	11,650	731,469
L'Oreal SA (Cosmetics & Personal Care)†	7,760	920,898
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	3,584	409,538
Schlumberger Ltd. (Oil & Gas)	15,450	1,553,498
		4,266,967
Germany - 2.6%
Qiagen NV (Commercial Services & Supplies)*	47,550	1,067,446
Hong Kong - 2.3%
Li & Fung Ltd. (Commercial Services & Supplies)	229,800	945,232
Indonesia - 1.2%
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	12,980	503,884
Japan - 10.1%
Fanuc Ltd. (Electrical Equipment)	3,400	360,108
JSR Corp. (Chemicals)	33,400	749,500
Keyence Corp. (Electrical Equipment)	4,560	1,167,335
Monex Beans Holdings Inc. (Computers & Information)†	676	393,356
Nomura Holdings Inc. (Financial Services)	36,200	630,291
Sumitomo Realty & Development Co., Ltd. (Real Estate)	22,000	545,607
Yokogawa Electric Corp. (Electrical Equipment)	26,000	284,579
		4,130,776
Malaysia - 1.3%
Sime Darby Berhad (Commercial Services & Supplies)*	169,457	515,747
Mexico - 1.6%
America Movil SA de CV, Series L - ADR (Communications)	11,400	660,744
Russia - 2.0%
OAO Gazprom - Sponsored ADR (Oil & Gas)	15,300	812,303
Singapore - 1.7%
Olam International Ltd. (Beverages, Food & Tobacco)†	362,100	711,831

See Notes to Financial Statements
15

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Statement of Net Assets
April 30, 2008 (unaudited) (continued)

	Shares	Value (1)
South Africa - 1.9%
Sasol Ltd. (Oil & Gas)	13,580	$770,676
Switzerland - 7.6%
Alcon Inc. (Medical Supplies)	4,330	684,140
Nestle SA - Sponsored ADR (Beverages, Food & Tobacco)	7,390	875,715
Novartis AG - Registered (Pharmaceuticals)	7,620	386,964
Roche Holding AG - Genusschein (Pharmaceuticals)	2,350	391,321
Swiss Re - Registered (Insurance)	5,100	424,137
Synthes Inc. (Medical Supplies)	2,750	376,984
		3,139,261
Taiwan - 1.2%
MediaTek Inc. (Semiconductors)	38,000	491,231
United Kingdom - 3.6%
Pearson plc (Media)	31,000	399,720
Standard Chartered plc (Banks)	30,100	1,066,507
		1,466,227
United States - 41.7%
3M Co. (Industrial - Diversified)	12,960	996,624
Abbott Laboratories (Pharmaceuticals)	15,100	796,525
Air Products & Chemicals Inc. (Chemicals)	5,050	497,072
American International Group (Insurance)	14,100	651,420
Automatic Data Processing Inc. (Computer Software & Processing)	8,370	369,954
Caterpillar Inc. (Heavy Machinery)	13,190	1,079,997
Cisco Systems Inc. (Communications)†,*	47,215	1,210,593
Colgate-Palmolive Co. (Cosmetics & Personal Care)	7,750	547,925
eBay Inc. (Computers & Information)*	18,250	571,042
Electronic Arts Inc. (Computer Software & Processing)*	14,260	733,962
Emerson Electric Co. (Electrical Equipment)	23,520	1,229,155
Exxon Mobil Corp. (Oil & Gas)	13,160	1,224,801
Fortress Investment Group LLC - Class A (Financial Services)†	20,800	303,680
Genentech Inc. (Pharmaceuticals)*	3,960	270,072
General Electric Co. (Industrial - Diversified)	25,340	828,618
Google Inc. - Class A (Internet)*	927	532,367
Medco Health Solutions Inc. (Pharmaceuticals)*	18,768	929,767
Medtronic Inc. (Medical Supplies)	16,120	784,722
Oracle Corp. (Computer Software & Processing)*	27,110	565,244
Praxair Inc. (Chemicals)	7,220	659,258
Qualcomm Inc. (Communications)	13,250	572,267
The Coca-Cola Company (Beverages, Food & Tobacco)	9,330	549,257
Walgreen Co. (Retailers)	20,150	702,227
Wells Fargo & Co. (Banks)	16,750	498,313
		17,104,862
Total Common Stocks (Cost $28,810,431)		40,659,757
Total Investments - 99.1% (Cost $28,810,431)		$40,659,757

See Notes to Financial Statements
16

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Statement of Net Assets
April 30, 2008 (unaudited) (continued)

Value (1)
Liabilities, Net of Other Assets - 0.92%
Cash	$484,248
Dividends and interest receivable	100,624
Foreign currency (cost $11,865)	12,333
Receivable for Fund shares sold	65,290
Tax reclaim receivable	12,266
Prepaid expenses	436
Payable to Investment Advisor	(29,590)
Payable for securities purchased	(172,278)
Payable for Fund shares redeemed	(50,000)
Other liabilities	(46,586)
376,743
Net Assets - 100%
Institutional Class
Applicable to 1,680,126 outstanding $.001 par value shares (authorized 500,000 shares)	$41,036,500
Net Asset Value, Offering Price and Redemption Price Per Share	$24.42
Components of Net Assets as of April 30, 2008 were as follows:
Paid-in capital	$28,434,111
Accumulated undistributed net investment income	82,787
Accumulated undistributed net realized gain on investments and foreign currency-related transactions	669,898
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies (Note 4)	11,849,704
$41,036,500

Summary of Abbreviations

ADR  American Depository Receipt

GDR  Global Depositary Receipt

(1)  See Note 2 to Financial Statements.

*  Non-income producing security.

†  All or a portion of this security was out on loan at April 30, 2008 the value of the securities loaned amounted to $1,926,151. The value of collateral amounted to $2,019,431 which consisted of cash equivalents.

See Notes to Financial Statements
17

Harding, Loevner Funds, Inc.

Statements of Operations

Six Months Ended April 30, 2008 (unaudited)

	Institutional Emerging Markets Portfolio	International Equity Portfolio	Global Equity Portfolio
Investment Income
Interest	$61,745	$78,751	$5,968
Dividends (Net of foreign withholding taxes of $200,728, $341,153 and $16,204, respectively)	6,181,639	3,109,778	315,814
Securities lending income, net	52,596	120,234	8,331
Other income	54	—	—
Total investment income	6,296,034	3,308,763	330,113
Expenses
Investment advisory fees (Note 3)	1,537,473	1,287,080	187,536
Administration fees (Note 3)	64,194	97,260	12,345
Distribution fees, Investor Class	—	20,003	—
Custodian and accounting fees	138,059	125,834	20,631
Directors' fees and expenses	4,311	6,887	687
Shareholder record keeping fees	15,237	32,539	15,387
Printing and postage fees	10,863	16,983	1,665
State registration filing fees	2,980	16,446	5,651
Professional fees	23,687	30,851	13,858
Sub Transfer Agent Fees	—	30,924	595
Other fees and expenses	12,037	20,518	1,984
Total Expenses	1,808,841	1,685,325	260,339
Less Waiver of investment advisory fee (Note 3)	(209,871)	—	(25,921)
Net Expenses	1,598,970	1,685,325	234,418
Net investment income	4,697,064	1,623,438	95,695
Realized and Unrealized Gain (Loss) (Note 4)
Net realized gain (loss) —
Investment transactions	910,130	30,898,109	731,623
Foreign currency transactions	(254,864)	(180,971)	(15,668)
Net realized gain	655,266	30,717,138	715,955
Change in unrealized appreciation (depreciation) —
Investments	(20,278,896)	(49,063,603)	(2,827,832)
Translation of assets and liabilities denominated in foreign currencies	(261,161)	(2,882)	49
Net change in unrealized depreciation	(20,540,057)	(49,066,485)	(2,827,783)
Net realized and unrealized loss	(19,884,791)	(18,349,347)	(2,111,828)
Net decrease in net assets resulting from operations	$(15,187,727)	$(16,725,909)	$(2,016,133)

See Notes to Financial Statements
18

Harding, Loevner Funds, Inc.

Statement of Changes in Net Assets

	Institutional Emerging Markets Portfolio
	For the Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007
Increase in Net Assets From Operations
Net investment income	$4,697,064	$1,209,524
Net realized gain on investments and foreign currency transactions	655,266	7,905,895
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(20,540,057)	74,297,865
Net increase (decrease) in net assets resulting from operations	(15,187,727)	83,413,284
Distributions to Shareholders from:
Net investment income	(1,028,938)	(168,859)
Net realized gain from investments and foreign-currency related transactions	(8,286,256)	—
Total distributions to shareholders	(9,315,194)	(168,859)
Transactions in shares of Common Stock
Proceeds from sale of shares	65,194,618	80,189,884
Net Asset Value of shares issued to shareholders upon reinvestment of dividends	8,746,851	129,641
Cost of shares redeemed	(9,378,400)	(4,433,400)
Redemption fees
Institutional Class	1,600	—
Net increase in net assets from Fund share transactions	64,564,669	75,886,125
Net increase in net assets	40,061,748	159,130,550
Net Assets
At beginning of period	245,060,534	85,929,984
At end of period	$285,122,282	$245,060,534
Accumulated undistributed net investment income included in net assets	$4,595,641	$927,515

See Notes to Financial Statements
19

Harding, Loevner Funds, Inc.

Statement of Changes in Net Assets (continued)

	International Equity Portfolio
	For the Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007
Increase in Net Assets From Operations
Net investment income	$1,623,438	$2,631,477
Net realized gain on investments and foreign currency transactions	30,717,138	33,569,544
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(49,066,485)	50,259,776
Net increase (decrease) in net assets resulting from operations	(16,725,909)	86,460,797
Distributions to Shareholders from:
Net investment income
Investor Class	(85,867)	(35,003)
Institutional Class	(2,611,777)	(177,831)
Net realized gain from investments and foreign-currency related transactions
Investor Class	(1,359,303)	(740,612)
Institutional Class	(29,187,907)	(24,669,178)
Total distributions to shareholders	(33,244,854)	(27,218,624)
Transactions in shares of Common Stock
Proceeds from sale of shares
Investor Class	3,131,906	7,304,858
Institutional Class	5,015,492	21,697,361
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Investor Class	1,330,261	723,002
Institutional Class	30,928,420	25,144,499
Cost of shares redeemed
Investor Class	(1,881,891)	(3,504,036)
Institutional Class	(53,862,220)	(57,161,618)
Redemption fees
Investor Class	—	482
Institutional Class	—	265
Net decrease in net assets from Fund share transactions	(15,338,032)	(5,795,187)
Net increase (decrease) in net assets	(65,308,795)	53,446,986
Net Assets
At beginning of period	407,296,340	353,849,354
At end of period	$341,987,545	$407,296,340
Accumulated undistributed net investment income included in net assets	$1,318,914	$2,393,120

See Notes to Financial Statements
20

Harding, Loevner Funds, Inc.

Statement of Changes in Net Assets (continued)

	Global Equity Portfolio
	For the Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007
Increase in Net Assets From Operations
Net investment income	$95,695	$117,249
Net realized gain on investments and foreign currency transactions	715,955	2,815,402
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(2,827,783)	5,174,049
Net increase (decrease) in net assets resulting from operations	(2,016,133)	8,106,700
Distributions to Shareholders from:
Net investment income
Institutional Class	(117,879)	(99,025)
Net realized gain from investments and foreign-currency related transactions
Institutional Class	(2,820,181)	(2,322,308)
Total distributions to shareholders	(2,938,060)	(2,421,333)
Transactions in shares of Common Stock
Proceeds from sale of shares
Institutional Class	4,522,303	929,416
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Institutional Class	2,881,495	2,374,390
Cost of shares redeemed
Institutional Class	(1,215,241)	(292,946)
Redemption fees
Institutional Class	285	—
Net increase in net assets from Fund share transactions	6,188,842	3,010,860
Net increase in net assets	1,234,649	8,696,227
Net Assets
At beginning of period	39,801,851	31,105,624
At end of period	$41,036,500	$39,801,851
Accumulated undistributed net investment income included in net assets	$82,787	$104,971

See Notes to Financial Statements
21

Harding, Loevner Funds, Inc.

Financial Highlights

	Institutional Emerging Markets Portfolio
	For the Six Months Ended Apr. 30, 2008 (unaudited)		For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006	For the Period Ended Oct. 31, 2005(1)
Per Share Data
Net Asset Value, Beginning of Period	$21.20		$13.42	$9.92	$10.00
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	0.31		0.10	0.07	(0.00)
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	(1.94)		7.70	3.45	(0.08)
Net increase (decrease) from investment operations	(1.63)		7.80	3.52	(0.08)
Distributions to Shareholders from:
Net investment income	(0.09)		(0.02)	(0.02)	—
Net realized gain from investments and foreign currency-related transactions	(0.72)		—	—	—
Total distributions	(0.81)		(0.02)	(0.02)	—
Net Asset Value, End of Period	$18.76		$21.20	$13.42	$9.92
Total Return	(7.78	)%(B)	58.18%	35.38%	(0.70)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$285,122		$245,061	$85,930	$4,962
Net expenses to average net assets	1.30	%(A)	1.30%	1.30%	1.30%
Net investment income to average net assets	3.82	%(A)	0.72%	0.88%	(0.19)%
Decrease reflected in above expense ratios due to expense reductions	0.17	%(A)	0.25%	0.51%	20.02%
Portfolio turnover rate	17	%(B)	32%	38%	1%

(1)  For the period from October 17, 2005 (commencement of operations) through October 31, 2005.

(A)  Annualized.

(B)  Not Annualized.

See Notes to Financial Statements
22

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

	International Equity Portfolio - Institutional Class
	For the Six Months Ended Apr. 30, 2008 (unaudited)		For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006	For the Year Ended Oct. 31, 2005	For the Year Ended Oct. 31, 2004	For the Year Ended Oct. 31, 2003
Per Share Data
Net Asset Value, Beginning of Period	$21.71		$18.68	$14.90	$12.41	$11.30	$9.58
Increase (Decrease) in Net Assets from Operations
Net investment income	0.10		0.14	0.12 (1)	0.13	0.11	0.11
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	(0.82)		4.33	3.75	2.42	1.07	1.65
Net increase (decrease) from investment operations	(0.72)		4.47	3.87	2.55	1.18	1.76
Distributions to Shareholders from:
Net investment income	(0.15)		(0.10)	(0.08)	(0.06)	(0.07)	(0.04)
Net realized gain from investments and foreign currency-related transactions	(1.69)		(1.34)	(0.01)	—	—	—
Total distributions	(1.84)		(1.44)	(0.09)	(0.06)	(0.07)	(0.04)
Net Asset Value, End of Period	$19.15		$21.71	$18.68	$14.90	$12.41	$11.30
Total Return	(3.47	)%(B)	25.24%	26.06%	20.58%	10.46%	18.49%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$324,803		$390,659	$343,965	$300,227	$315,420	$350,020
Net expenses to average net assets	0.97	%(A)	0.98%	1.00%	1.00%	1.00%	1.00%
Net investment income to average net assets	0.95	%(A)	0.70%	0.69%	0.77%	0.81%	1.10%
Decrease reflected in above expense ratios due to expense reductions	—		—	0.01%	0.05%	0.09%	0.06%
Portfolio turnover rate	6	%(B)	19%	35%	38%	37%	58%

(1)  Computed using average shares outstanding throughout the year.

(A)  Annualized.

(B)  Not Annualized.

See Notes to Financial Statements
23

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

	Global Equity Portfolio - Institutional Class
	For the Six Months Ended Apr. 30, 2008 (unaudited)		For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006	For the Year Ended Oct. 31, 2005	For the Year Ended Oct. 31, 2004	For the Year Ended Oct. 31, 2003
Per Share Data
Net Asset Value, Beginning of Period	$28.03		$24.04	$20.36	$17.17	$16.45	$13.28
Increase (Decrease) in Net Assets from Operations
Net investment income	0.06		0.09	0.08	0.09	0.05	0.09
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	(1.59)		5.78	4.14	3.12	0.74	3.11
Net increase (decrease) from investment operations	(1.53)		5.87	4.22	3.21	0.79	3.20
Distributions to Shareholders from:
Net investment income	(0.08)		(0.08)	(0.06)	(0.02)	(0.07)	(0.03)
Net realized gain from investments and foreign currency-related transactions	(2.00)		(1.80)	(0.48)	—	—	—
Total distributions	(2.08)		(1.88)	(0.54)	(0.02)	(0.07)	(0.03)
Net Asset Value, End of Period	$24.42		$28.03	$24.04	$20.36	$17.17	$16.45
Total Return	(5.72	)%(B)	26.01%	21.08%	18.72%	4.78%	24.19%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$41,037		$39,802	$31,106	$25,317	$25,770	$26,568
Net expenses to average net assets	1.25	%(A)	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income to average net assets	0.51	%(A)	0.34%	0.37%	0.44%	0.27%	0.70%
Decrease reflected in above expense ratios due to expense reductions	0.14	%(A)	0.18%	0.35%	0.36%	0.18%	0.12%
Portfolio turnover rate	9	%(B)	16%	27%	35%	29%	68%

(A)  Annualized.

(B)  Not Annualized.

See Notes to Financial Statements
24

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2008 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the "Fund") was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940 ("the 1940 Act"), as amended, as an open-end diversified management investment company. The Fund currently has five Portfolios, all of which were active as of April 30, 2008: International Equity Portfolio ("International Equity"); Emerging Markets Portfolio ("Emerging Markets"); Institutional Emerging Markets Portfolio ("Institutional Emerging Markets"); Global Equity Portfolio ("Global Equity") and International Small Companies Portfolio ("International Small Companies"). Information presented in these financial statements pertains to Institutional Class shares of International Equity, Institutional Emerging Markets and Institutional Class Shares of Global Equity (individually, "Portfolio"; collectively, "Portfolios"). Information pertaining to Investor Class Shares of International Equity, Emerging Markets, International Small Companies and the Global Equity Portfolio are presented in a separate report. The investment objective of each Portfolio is as follows: Institutional Emerging Markets—to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets; International Equity—to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; Global Equity—to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States.

Institutional Emerging Markets commenced operations on October 17, 2005. International Equity commenced operations on October 31, 1996 after acquiring the net assets of Harding, Loevner Management, L.P.'s AMT Capital Fund, Inc. Effective August 5, 2005, International Equity converted existing shareholders to the Institutional Class. Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of Harding, Loevner Management, L.P.'s Global Equity L.P., a limited partnership, in a tax-free reorganization. Effective August 5, 2005, Global Equity launched the Investor Class shares and converted existing shareholders to the Institutional Class.

The Fund is managed by Harding, Loevner Management, L.P. (the "Investment Advisor").

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States ("GAAP") for investment companies. The following is a summary of the Fund's significant accounting policies:

Indemnifications

Under the Fund's organizational document, its officers and Board of Directors ("Board") are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board has adopted procedures ("Procedures") to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission ("SEC") and its staff, including guidance on the obligations of Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios' securities when market quotations are not readily available.

All investments in the Portfolios are valued daily at their market prices, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are fair valued by the Board or its delegate in accordance with the Procedures, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. If a significant event occurs after the close of trading but before the calculation of the Portfolio's net asset value and such significant event has a material impact on the Portfolio's net asset value per share (i.e. more than $0.01 per share), then the security may be fair valued in accordance with the Procedures. As of April 30, 2008, there

25

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2008 (unaudited)

2. Summary of Significant Accounting Policies (continued)

was one security in the Portfolios which required valuation by the Board or its delegate. The Fund has implemented additional fair value pricing on a daily basis for all foreign equity securities held by the Portfolios. The fair value pricing utilizes quantitative models developed by an independent pricing service unless the Fund determines that use of another additional fair valuation methodology is appropriate.

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios accrete discount or amortize premium using the effective interest method on a daily basis as adjustments to interest income and the cost of investments. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Income Tax

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Fund determined that the adoption of FIN 48 did not have an impact on the financial statements.

Expenses

Expenses directly attributed to a specific Portfolio of the Fund are charged to that Portfolio's operations; expenses not directly attributable to a specific Portfolio are allocated among all the Portfolios of the Fund either equitably or based on their average daily net assets.

Dividends to Shareholders

It is the policy of the Portfolios to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution is reclassified within the capital accounts based on its federal tax basis treatment and may be reported as return of capital. Temporary differences do not require reclassification.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of Portfolios' securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

26

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2008 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Security Lending

Each Portfolio is authorized to lend securities from its investment portfolio to banks, brokers and other financial institutions if it receives collateral in cash, U.S. Government securities or other liquid investments which will be maintained at all times in an amount equal to at least 102% of the current market value of the loaned domestic securities (including ADRs) and 105% of loaned foreign securities. The loans will be terminable at any time by the Fund and the relevant Portfolio will then receive the loaned securities within three days. During the period of such a loan, the Portfolio receives an agreed upon portion of the income on the loaned securities and/or a loan fee and may thereby increase its total return. A Portfolio continues to receive interest or dividends on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is collateralized with securities rather than cash. However, the Portfolio normally pays lending fees and related expenses from the interest or dividends earned on invested collateral. Although the Fund is indemnified by UBS, which acts as the lending agent, should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. However, loans are made only to borrowers which are approved by the Board and are deemed by the Investment Advisor to be of good financial standing. The Portfolio may invest cash collateral it receives in connection with a loan of securities in securities of the U.S. Government and its agencies and other high quality short-term debt instruments. For purposes of complying with the Portfolios' investment policies and restrictions, collateral received in connection with securities loans will not be deemed an asset of the Portfolio unless otherwise required by law. Net amounts earned from security lending activities are disclosed on the Statement of Operations. Amounts loaned and held as collateral are disclosed on the Statement of Net Assets.

3. Significant Agreements and Transactions with Affiliates

The Board has approved investment advisory agreements (the "Agreements") with the Investment Advisor. The advisory fees are computed daily at an annual rate of 1.25%, 0.75%, and 1.00% of the average daily net assets of Institutional Emerging Markets, International Equity, and Global Equity Portfolio.

The Investment Advisor has voluntarily agreed to cap the total annual class operating expenses at 1.30%, 1.00%, and 1.25%, respectively, of the average daily net assets of Institutional Emerging Markets, Institutional Class shares of International Equity and Institutional Class shares of Global Equity. This expense cap may be terminated at anytime. For the period ended April 30, 2008, the Investment Advisor voluntarily waived $209,871 and $25,921, respectively, of the Institutional Emerging Markets and Global Equity in investment advisory fees from the Portfolios.

In addition, the Fund has an administration agreement with State Street Bank and Trust Company ("State Street Bank and Trust"), which provides certain accounting, clerical and bookkeeping services, corporate secretarial services, assistance in the preparation and filing of tax returns and reports to shareholders and the SEC, transfer agency services, custodial services, chief compliance officer services, and the service of some State Street Bank and Trust employees as officers serving the board of directors. Under this agreement, the Institutional Emerging Markets, International Equity and Global Equity incurred $225,995, $268,680, and $49,719, respectively, for the period ended April 30, 2008.

State Street Bank and Trust serves as transfer agent, dividend disbursing agent and agent in connection with any accumulation, open-account or similar plans provided to the shareholders of the Portfolios.

The Fund has agreements with various financial intermediaries and "mutual fund supermarkets", under which customers of these intermediaries may purchase and hold Funds' shares. These intermediaries assess fees in consideration for providing certain distribution, account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Fund arising from the intermediaries' assumption of functions that the Fund would otherwise perform, such as providing sub-accounting and related shareholder services, the Institutional Class of International Equity and Global Equity are authorized to pay to each intermediary up to 0.15% of its average daily net assets attributable to that intermediary (subject to the voluntary expense cap). The balance of the intermediaries' fees is paid by the Investment Advisor. Because of voluntary caps on the Portfolio's fees and expenses, the Investment Advisor paid all or a portion of the Portfolio's share of these fees during the period ended April 30, 2008.

27

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2008 (unaudited)

4. Investment Transactions

Cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the period ended April 30, 2008, were as follows for each Portfolio:

Portfolio	Purchase Cost of Investment Securities	Proceeds from Sales of Investment Securities
Institutional Emerging Markets	$100,244,384	$42,754,558
International Equity	20,314,067	66,851,690
Global Equity	7,039,042	3,399,881

The Portfolios are permitted to purchase or sell securities from or to certain other HLM Portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another Portfolio that is or could be considered an affiliate by virtue of having a common investment advisor complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2008, the Institutional Emerging Markets Portfolio engaged in securities sales of $3,601,396, and securities purchases of $2,934,643.

The cost of investments for federal income tax purposes and the components of net unrealized appreciation on investments at April 30, 2008, for each of the Portfolios were as follows:

Portfolio	Unrealized Appreciation	Unrealized Depreciation	Net	Cost
Institutional Emerging Markets	$67,082,072	$5,700,835	$61,381,237	$218,686,310
International Equity	140,789,165	9,354,341	131,434,824	204,226,084
Global Equity	12,869,183	1,065,825	11,803,358	28,856,399

The unrealized appreciation (depreciation) on foreign currency for Institutional Emerging Markets, International Equity and Global Equity was $1,782, $1,457 and $468, respectively, for the period ended April 30, 2008.

5. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on April 30, 2008.

28

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2008 (unaudited)

6. Capital Share Transactions

Transactions in capital stock for Institutional Emerging Markets were as follows for the periods indicated:

	Six Months Ended April 30, 2008		Year Ended October 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	3,693,333	$65,194,618	5,404,809	$80,189,884
Shares issued upon reinvestment of dividends	448,651	8,746,851	8,965	129,641
	4,141,984	73,941,469	5,413,774	80,319,525
Shares redeemed	(504,727)	(9,378,400)	(255,904)	(4,433,400)
Net increase	3,637,257	$64,563,069	5,157,870	$75,886,125

Transactions in capital stock for International Equity Investor Class were as follows for the periods indicated:

	Six Months Ended April 30, 2008		Year Ended October 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	164,744	$3,131,906	377,652	$7,304,858
Shares issued upon reinvestment of dividends	68,854	1,330,261	39,229	723,002
	233,598	4,462,167	416,881	8,027,860
Shares redeemed	(103,031)	(1,881,891)	(178,817)	(3,504,036)
Net increase	130,567	$2,580,276	238,064	$4,523,824

Transactions in capital stock for International Equity Institutional Class were as follows for the periods indicated:

	Six Months Ended April 30, 2008		Year Ended October 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	267,662	$5,015,492	1,121,101	$21,697,361
Shares issued upon reinvestment of dividends	1,599,857	30,928,420	1,363,585	25,144,499
	1,867,519	35,943,912	2,484,686	46,841,860
Shares redeemed	(2,899,101)	(53,862,220)	(2,901,139)	(57,161,618)
Net increase (decrease)	(1,031,582)	$(17,918,308)	(416,453)	$(10,319,758)

Transactions in capital stock for Global Equity Institutional Class were as follows for the periods indicated:

	Six Months Ended April 30, 2008		Year Ended October 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	196,456	$4,522,303	35,387	$929,416
Shares issued upon reinvestment of dividends	113,938	2,881,495	102,344	2,374,390
	310,394	7,403,798	137,731	3,303,806
Shares redeemed	(50,367)	(1,215,241)	(11,604)	(292,946)
Net increase (decrease)	260,027	$6,188,557	126,127	$3,010,860

Redemptions made within 90 days of purchase may be subject to a redemption fee equal to 2% of the amount redeemed. For the period ended April 30, 2008, Institutional Emerging Markets and Global Equity received $1,600 and $285, respectively, in redemption fees related to transactions in shares of common stock as disclosed in the Portfolios' Statements of Changes in Net Assets. For the period ended April 30, 2008 the International Equity Fund did not receive any redemption fees.

29

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2008 (unaudited)

7. Concentration of Ownership

At April 30, 2008, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Portfolio or for the share classes listed of each Portfolio was as follows:

	No. of Shareholders	% Ownership
Institutional Emerging Markets Portfolio	2	25	%*
International Equity Portfolio	3	50	%**
Global Equity, Institutional Class	3	57	%**

*  Represents percentage ownership of Institutional Class only; these two shareholders owned approximately 50% of the Portfolio's net assets as a whole.

**  Represents omnibus position of broker-dealer representing numerous shareholder accounts.

Investment activities of these shareholders may have a material effect on the Portfolios.

8. Repurchase Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio may engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

9. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which Institutional Emerging Markets, International Equity and Global Equity are authorized to invest.

10. Line of Credit

The Fund participates in a $50 million line of credit agreement with State Street Bank and Trust. Borrowings will be made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Portfolios participate there is no assurance that an individual Portfolio will have access to the entire $50 million at any particular time. Borrowings for International Equity and Global Equity are limited to the lesser of the remaining available credit or 25% of net assets. Borrowings for Institutional Emerging Markets are limited to the lesser of the remaining available credit or 15% of net assets. Interest is charged to each Portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a commitment fee computed at an annual rate of 0.10% on the line of credit is allocated among the Portfolios. During the period ended April 30, 2008, International Equity Portfolio and Global Equity Portfolio had borrowings on three days and one day, the maximum balance being $3,344,647 and $20,296, at an average weighted interest rate of 5.10% and 2.85%, respectively.

30

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2008 (unaudited)

11. Recently Issued Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will significantly impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

31

Harding, Loevner Funds, Inc.

Supplemental Information

(unaudited)

Quarterly Form N-Q Portfolio Schedule

Each Portfolio will file its complete schedule of investments with the SEC on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Portfolios' Form N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room whose telephone number is 1-800-SEC-0330. Additionally, they are available upon request by calling 1-877-435-8105.

Proxy Voting Record

The Fund's proxy voting record relating to the Portfolios' securities during the most recent 12-month period ended June 30 is available on the Fund's website at www.hardingloevner.com and on the SEC's website at www.sec.gov, on Form N-PX.

Proxy Voting Policies and Procedures

A description of the Fund proxy voting policies and procedures are located in the Statement of Additional Information and is available without charge, upon request, by calling 1-877-435-8105 or on the SEC's website at www.sec.gov.

32

Harding, Loevner Funds, Inc.

Officers & Directors and Other Pertinent Information

OFFICERS AND DIRECTORS

Jane A. Freeman

Director of the Funds

Samuel R. Karetsky

Director of the Funds

R. Kelly Doherty

Director of the Funds

Raymond J. Clark

Director of the Funds

David R. Loevner

Director, President and Chairman
of the Board of the Funds

Donna Rogers

Chief Compliance Officer of the Funds

Ellen Blanchard

Anti-Money Laundering Compliance
Officer of the Funds

Puran Dulani

Chief Financial Officer and
Treasurer of the Funds

Richard Reiter

Vice President of the Funds

Brendan J. O'Neill

Assistant Treasurer
of the Funds

Francine S. Hayes

Secretary of the Funds

Brian C. Poole

Assistant Secretary of the Funds

INVESTMENT ADVISOR

Harding, Loevner Management, L.P.
50 Division Street, Suite 401
Somerville, NJ 08876

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADMINISTRATOR, CUSTODIAN AND
FUND ACCOUNTING AGENT, AND
TRANSFER AND DIVIDEND
DISBURSING AGENT

State Street Bank and Trust Company
P.O. Box 9130
Boston, MA 02117

LEGAL COUNSEL

Dechert LLC
1095 Avenue of the Americas
New York, NY 10036-6797

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

KPMG LLP
1601 Market Street
Philadelphia, PA 19103-2499

This report is intended for shareholders of Harding Loevner Funds. It may not be used as sales literature unless preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives, risks and policies of the Portfolios.

HLFSANINST-G 04/08

33

Item 2.           Code of Ethics.

Not applicable to this filing.

Item 3.           Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.           Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.           Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.           Schedule of Investments

Not applicable to this filing.

Item 7.           Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8.           Portfolio Managers of Closed-end Management Investment Companies.

Not applicable to this registrant.

Item 9.           Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10.    Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11.    Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to this filing.

(a)(2) Section 302 Certification letters are attached.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By: /s/ David R. Loevner
David R. Loevner, President
Date:	July 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David R. Loevner
David R. Loevner, President
Date:	July 9, 2008

By: /s/ Puran Dulani
Puran Dulani, Treasurer and Chief Financial Officer
Date:	July 9, 2008